UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05634

Morgan Stanley Global Strategist Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	July 31, 2011

Date of reporting period:	July 31, 2011

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Global Strategist Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the year ended July 31, 2011

Total Return for the 12 Months Ended July 31, 2011
Class A	Class B	Class C	Class I	MSCI All Country World Index[1]	Barclays Capital U.S. Government/ Credit Index[2]	Lipper Global Flexible Portfolio Funds Index[3]
13.13%	12.28%	12.23%	13.38%	18.39%	4.52%	13.33%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

Global equity markets (as measured by the MSCI All Country World Index) experienced significant volatility as macroeconomic events took center stage throughout 2010 and 2011. After a period of consolidation in July, August and September of 2010, global stocks began a prolonged advance that lasted into early February 2011. This 32 percent advance, fueled primarily by accommodative global central bank policies and improving global economic data, carried stocks to highs last seen in 2008.

Unfortunately, this rally quickly came to a halt on the back of the March earthquake and resulting tsunami in Japan. The tsunami affected the global economy as supply chains were suddenly interrupted, prompting economists to lower growth expectations. This natural disaster also served to exacerbate other challenges to global growth that had been festering: higher oil and gasoline prices, the European sovereign debt crisis, unrest in a number of Middle East countries, and a severe winter that had already affected much of the globe.

While global equities recovered and climbed to yet higher highs, the headwinds created by all of these factors began to weigh heavily on investors as the period under review (July 2010 to July 2011) ended.

Performance Analysis

All share classes of Morgan Stanley Global Strategist Fund underperformed the MSCI All Country World Index (the "Index") and outperformed the Barclays Capital U.S. Government/Credit Index, while Class A, B, and C shares underperformed and Class I shares outperformed the Lipper Global Flexible Portfolio Funds Index for the 12 months ended July 31, 2011, assuming no deduction of applicable sales charges.

The Fund's underperformance versus the all-equity Index (MSCI All Country World Index) can be directly attributed to its asset allocation mandate and lower volatility and risk profile. Factors that detracted from performance included the Fund's exposures to global fixed income and cash equivalents, which are not part of the all-equity benchmark, and an overweight to U.S. dividend-paying, large-capitalization equities.

Although the Fund underperformed the Index, factors that contributed positively to performance included higher relative exposures to global growth equities (including information technology, materials and energy, as well as geographic exposures to China, India and other emerging markets in excess of benchmark index weights) and commodities.

The Fund's underperformance versus the Lipper Global Flexible Portfolio Funds Index can be directly attributed to the Fund's higher cash levels and lower risk profile and beta exposure when compared to its peers within this category. Finally, the Fund's outperformance versus the Barclays Capital U.S. Government/Credit Bond Index can be attributed to its exposure to both global equities and commodities.

The Fund maintained a relatively balanced asset allocation blend throughout the period under review, with global equity exposures averaging 60 percent (within a range of approximately 300 basis points above or below that level), 30 percent global fixed income exposures (within a range of approximately 200 basis points above or below that level), commodity exposures ranging from 2 percent to 5 percent of total Fund assets and cash equivalents ranging from 3 percent to 6 percent.

The Fund's asset allocation on July 31, 2011 stood at 60.3 percent global equities, 32.4 percent global fixed income, 4.0 percent diversified commodities and 3.3 percent cash equivalents.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 07/31/11
Deutsche Bank AG, Series 0005	4.0%
U.S. Treasury Notes	1.5
Japan Government Ten Year Bond (Japan)	1.0
U.S. Treasury Bond Principal STRIPS	0.9
Japan Government Ten Year Bond (Japan)	0.9
Government of Japan (Japan)	0.8
United Kingdom Gilt (United Kingdom)	0.8
Canadian Government Bond (Canada)	0.7
U.S. Treasury Bonds	0.7
Exxon Mobil Corp.	0.7
PORTFOLIO COMPOSITION as of 07/31/11*
Common Stocks	54.7%
Sovereign	13.6
Corporate Bonds	10.1
Short-Term Investments	7.6
Commodity Linked Securities	3.9
U.S. Treasury Securities	3.8
Agency Fixed Rate Mortgages	3.6
Investment Company	1.1
Commercial Mortgage Backed Securities	1.0
Asset-Backed Securities	0.5
Municipal Bonds	0.1

* Does not include open long/short futures contracts with an underlying face amount of $131,908,031 and net unrealized depreciation of $1,116,643. Also does not include open swap agreements with net unrealized depreciation of $712,863 and open foreign currency exchange contracts with unrealized appreciation of $753,408.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings are as a percentage of net assets and portfolio composition are as a percentage of total investments. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund's Investment Adviser, Morgan Stanley Investment Management Inc., seeks to achieve the Fund's investment objective by investing primarily in a blend of equity and fixed-income securities of U.S. and non-U.S. issuers. Equity securities may include common and preferred stocks, depositary receipts, convertible securities, equity-linked securities, real estate investment trusts ("REITs"), and rights and warrants to purchase equity securities. Fixed income securities may include mortgage-related or mortgage-backed securities, floating rate securities, inflation-linked fixed income securities, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, securities issued or guaranteed by non-U.S. governments, their agencies, or instrumentalities, corporate bonds and notes issued by U.S. and non-U.S. entities.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our web site at www.morganstanley.com. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com. This information is also available on the SEC's web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary (unaudited)

Performance of $10,000 Investment—Class B
Over 10 Years

Average Annual Total Returns—Period Ended July 31, 2011 (unaudited)
Symbol	Class A Shares* (since 07/28/97) SRTAX		Class B Shares** (since 10/31/88) SRTBX		Class C Shares† (since 07/28/97) SRTCX		Class I Shares†† (since 07/28/97) SRTDX
1 Year	13.13 7.19 [5]	%[4]	12.28 7.47 [5]	%[4]	12.23 11.27 [5]	%[4]	13.38 —%[4]
5 Years	4.13 [4] 3.02 [5]		3.35 [4] 3.05 [5]		3.36 [4] 3.36 [5]		4.39 [4] —
10 Years	4.72 [4] 4.16 [5]		4.09 [4] 4.09 [5]		3.94 [4] 3.94 [5]		4.97 [4] —
Since Inception	5.61 [4] 5.20 [5]		8.50 [4] 8.50 [5]		4.81 [4] 4.81 [5]		5.86 [4] —

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class I has no sales charge.

(1)  The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Barclays Capital U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. The Index is unmanged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3)  The Lipper Global Flexible Portfolio Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Global Flexible Portfolio Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Global Flexible Portfolio Funds classification as of the date of this report.

(4)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(5)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

‡  Ending value assuming a complete redemption on July 31, 2011.

Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 02/01/11 – 07/31/11.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	02/01/11	07/31/11	02/01/11 – 07/31/11
Class A
Actual (2.01% return)	$1,000.00	$1,020.10	$4.91
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.93	$4.91
Class B
Actual (1.64% return)	$1,000.00	$1,016.40	$8.65
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.22	$8.65
Class C
Actual (1.66% return)	$1,000.00	$1,016.60	$8.65
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.22	$8.65
Class I
Actual (2.20% return)	$1,000.00	$1,022.00	$3.66
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.17	$3.66

  @  Expenses are equal to the Fund's annualized expense ratios of 0.98%, 1.73%, 1.73% and 0.73% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 0.99%, 1.74%, 1.74% and 0.74% for Class A, Class B, Class C and Class I shares, respectively.

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator (as defined herein) under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2010, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one- and three-year periods but below its peer group average for the five-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group average. After discussion, the Board concluded that the Fund's management fee, total expense ratio and performance were competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2011

NUMBER OF SHARES		VALUE
	Common Stocks (55.0%)
	Australia (2.0%)
	Air Freight & Logistics
9,047	Toll Holdings Ltd.	$44,955
	Beverages
7,069	Coca-Cola Amatil Ltd.	87,771
34,406	Foster's Group Ltd.	190,746
11,468	Treasury Wine Estates Ltd. (a)	43,252
		321,769
	Biotechnology
6,876	CSL Ltd.	232,013
	Capital Markets
4,098	Macquarie Group Ltd.	123,928
	Chemicals
20,816	Incitec Pivot Ltd.	90,363
5,073	Orica Ltd.	143,072
		233,435
	Commercial Banks
33,478	Australia & New Zealand Banking Group Ltd.	764,787
17,491	Commonwealth Bank of Australia	945,402
28,069	National Australia Bank Ltd.	738,749
34,431	Westpac Banking Corp.	770,950
		3,219,888
	Commercial Services & Supplies
17,604	Brambles Ltd.	133,825
	Construction & Engineering
2,027	Leighton Holdings Ltd.	46,940
	Containers & Packaging
15,296	Amcor Ltd.	118,327

NUMBER OF SHARES		VALUE
	Diversified Financial Services
2,386	ASX Ltd.	$78,282
	Diversified Telecommunication Services
60,099	Telstra Corp. Ltd.	197,294
	Energy Equipment & Services
2,456	WorleyParsons Ltd.	74,243
	Food & Staples Retailing
12,676	Wesfarmers Ltd.	407,750
2,388	Wesfarmers Ltd. (PPS)	77,857
15,531	Woolworths Ltd.	459,272
		944,879
	Health Care Equipment & Supplies
773	Cochlear Ltd.	60,200
	Health Care Providers & Services
4,764	Sonic Healthcare Ltd.	63,635
	Hotels, Restaurants & Leisure
8,910	Crown Ltd.	87,221
10,695	Echo Entertainment Group Ltd. (a)	47,116
8,584	TABCORP Holdings Ltd.	30,330
		164,667
	Information Technology Services
6,506	Computershare Ltd.	58,595
	Insurance
40,346	AMP Ltd.	201,837
30,701	Insurance Australia Group Ltd.	110,482

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2011 continued

NUMBER OF SHARES		VALUE
17,105	QBE Insurance Group Ltd.	$307,749
15,816	Suncorp Group Ltd.	128,438
		748,506
	Media
39,248	Fairfax Media Ltd.	37,956
	Metals & Mining
44,558	Alumina Ltd.	105,823
40,502	BHP Billiton Ltd.	1,852,747
26,754	BlueScope Steel Ltd.	33,446
6,321	DuluxGroup Ltd.	18,108
16,804	Fortescue Metals Group Ltd.	116,217
5,772	Newcrest Mining Ltd.	250,440
17,194	OneSteel Ltd.	33,287
5,339	Rio Tinto Ltd.	467,707
		2,877,775
	Multi-Utilities
5,600	AGL Energy Ltd.	87,238
	Oil, Gas & Consumable Fuels
13,082	Origin Energy Ltd.	210,831
11,090	Santos Ltd.	156,973
7,238	Woodside Petroleum Ltd.	305,019
		672,823
	Real Estate Investment Trusts (REITs)
65,324	Dexus Property Group REIT (Stapled Securities) (b)	62,019
80,650	Goodman Group REIT (Stapled Securities) (b)	60,170
26,937	GPT Group REIT (Stapled Securities) (b)	88,973

NUMBER OF SHARES		VALUE
38,679	Mirvac Group REIT (Stapled Securities) (b)(c)	$48,819
28,561	Stockland REIT (Stapled Securities) (b)(c)	95,556
25,964	Westfield Group REIT (Stapled Securities) (b)(c)	226,774
25,951	Westfield Retail Trust REIT	69,474
		651,785
	Road & Rail
36,313	Asciano Ltd. (Stapled Securities) (b)(c)	66,475
	Transportation Infrastructure
16,094	Transurban Group (Stapled Securities) (b)	90,404
	Total Australia	11,349,837
	Austria (0.0%)
	Metals & Mining
1,329	Voestalpine AG	68,841
	Real Estate Management & Development
3,664	Immofinanz AG (a)	14,104
	Total Austria	82,945
	Belgium (0.2%)
	Beverages
8,295	Anheuser-Busch InBev N.V.	478,085
	Chemicals
1,567	Umicore SA	79,777
	Commercial Banks
3,297	KBC Groep N.V.	115,860

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2011 continued

NUMBER OF SHARES		VALUE
	Diversified Financial Services
1,726	Groupe Bruxelles Lambert SA	$145,297
	Food & Staples Retailing
905	Colruyt SA	43,988
3,851	Delhaize Group SA	276,323
		320,311
	Insurance
30,051	Ageas	61,679
	Total Belgium	1,201,009
	Brazil (1.2%)
	Beverages
12,500	Cia de Bebidas das Americas (Preference)	369,072
	Commercial Banks
28,291	Banco Bradesco SA (Preference)	538,147
7,700	Banco do Brasil SA	130,530
7,600	Banco Santander Brasil SA (Units)	71,401
28,541	Itau Unibanco Holding SA (Preference)	578,605
40,511	Itausa - Investimentos Itau SA (Preference)	272,189
		1,590,872
	Diversified Financial Services
18,100	BM&F Bovespa SA	105,856
	Diversified Telecommunication Services
5,707	Tele Norte Leste Participacoes SA (Preference)	79,081

NUMBER OF SHARES		VALUE
3,574	Telecomunicacoes de Sao Paulo SA (Preference)	$112,462
		191,543
	Electric Utilities
11,628	Centrais Eletricas Brasileiras SA (Preference)	176,574
9,201	Cia Energetica de Minas Gerais (Preference)	175,910
		352,484
	Food Products
9,300	BRF - Brasil Foods SA	176,903
	Household Durables
3,500	Cyrela Brazil Realty SA Empreendimentos e Participacoes	34,304
10,800	PDG Realty SA Empreendimentos e Participacoes	57,104
		91,408
	Information Technology Services
3,400	Cielo SA	94,490
5,100	Redecard SA	87,804
		182,294
	Metals & Mining
4,591	Bradespar SA (Preference)	118,175
13,100	Cia Siderurgica Nacional SA	136,672
9,327	Gerdau SA (Preference)	84,318
4,467	Metalurgica Gerdau SA (Preference)	51,097
4,100	Usinas Siderurgicas de Minas Gerais SA	56,047

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2011 continued

NUMBER OF SHARES		VALUE
7,926	Usinas Siderurgicas de Minas Gerais SA (Preference)	$56,985
18,100	Vale SA	585,652
29,313	Vale SA (Preference)	862,086
		1,951,032
	Oil, Gas & Consumable Fuels
17,000	OGX Petroleo e Gas Participacoes SA (a)	141,626
31,100	Petroleo Brasileiro SA	522,394
43,330	Petroleo Brasileiro SA (Preference)	656,579
6,400	Ultrapar Participacoes SA (Preference)	114,311
		1,434,910
	Personal Products
3,800	Natura Cosmeticos SA	86,372
	Road & Rail
5,500	All America Latina Logistica SA	39,720
	Transportation Infrastructure
3,700	CCR SA	111,392
	Total Brazil	6,683,858
	Canada (2.7%)
	Aerospace & Defense
19,400	Bombardier, Inc.	117,360
	Auto Components
3,400	Magna International, Inc.	165,828
	Capital Markets
2,800	IGM Financial, Inc.	140,960
	Chemicals
2,200	Agrium, Inc.	192,519

NUMBER OF SHARES		VALUE
11,400	Potash Corp. of Saskatchewan, Inc.	$658,144
		850,663
	Commercial Banks
7,100	Bank of Montreal	446,086
12,400	Bank of Nova Scotia	703,158
5,200	Canadian Imperial Bank of Commerce	397,191
2,100	National Bank of Canada	162,756
17,100	Royal Bank of Canada	919,922
11,300	Toronto-Dominion Bank (The)	904,639
		3,533,752
	Communications Equipment
6,300	Research In Motion Ltd. (a)	157,789
	Construction & Engineering
2,800	SNC-Lavalin Group, Inc.	158,279
	Diversified Telecommunication Services
7,200	BCE, Inc.	274,752
	Electric Utilities
2,000	Fortis, Inc.	66,272
	Food & Staples Retailing
3,500	Shoppers Drug Mart Corp.	146,967
	Hotels, Restaurants & Leisure
4,300	Tim Hortons, Inc.	206,348
	Independent Power Producers & Energy Traders
3,400	TransAlta Corp.	75,192

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2011 continued

NUMBER OF SHARES		VALUE
	Insurance
300	Fairfax Financial Holdings Ltd.	$118,060
6,200	Great-West Lifeco, Inc.	154,895
1,900	Intact Financial Corp.	110,267
24,700	Manulife Financial Corp.	392,429
5,500	Power Corp. of Canada	145,926
5,200	Power Financial Corp.	153,423
8,000	Sun Life Financial, Inc.	221,131
		1,296,131
	Media
5,200	Shaw Communications, Inc.	117,448
5,100	Thomson Reuters Corp.	175,400
		292,848
	Metals & Mining
2,300	Agnico-Eagle Mines Ltd.	127,921
13,100	Barrick Gold Corp.	624,528
7,400	Eldorado Gold Corp.	127,406
1,400	First Quantum Minerals Ltd.	194,091
9,800	Goldcorp, Inc.	468,640
11,900	Kinross Gold Corp.	194,446
4,800	Silver Wheaton Corp.	172,869
6,500	Teck Resources Ltd.	322,058
10,100	Yamana Gold, Inc.	131,502
		2,363,461
	Oil, Gas & Consumable Fuels
5,600	Cameco Corp.	148,931
14,400	Canadian Natural Resources Ltd.	581,456
3,500	Canadian Oil Sands Ltd.	95,646

NUMBER OF SHARES		VALUE
10,000	Cenovus Energy, Inc.	$384,426
2,700	Crescent Point Energy Corp.	121,372
11,600	Enbridge, Inc.	380,859
10,500	EnCana Corp.	308,038
3,600	Husky Energy, Inc.	100,790
3,500	Imperial Oil Ltd.	153,854
8,200	Nexen, Inc.	191,301
5,700	Penn West Petroleum Ltd.	126,952
1,400	Petrobank Energy & Resources Ltd. (a)	21,686
859	Petrominerales Ltd.	27,403
19,800	Suncor Energy, Inc.	758,884
14,200	Talisman Energy, Inc.	258,601
8,800	TransCanada Corp.	369,702
		4,029,901
	Real Estate Management & Development
7,500	Brookfield Asset Management, Inc. Class A	236,276
5,800	Brookfield Office Properties, Inc.	110,179
		346,455
	Road & Rail
6,100	Canadian National Railway Co.	457,380
2,300	Canadian Pacific Railway Ltd.	146,866
		604,246
	Wireless Telecommunication Services
5,400	Rogers Communications, Inc.	206,177
	Total Canada	15,033,381

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2011 continued

NUMBER OF SHARES		VALUE
	Chile (0.0%)
	Metals & Mining
2,716	Antofagasta PLC	$62,202
	China (0.1%)
	Insurance
67,200	AIA Group Ltd. (a)	246,483
	Denmark (0.2%)
	Chemicals
552	Novozymes A/S Class B	90,124
	Commercial Banks
6,264	Danske Bank A/S (a)	121,267
	Electrical Equipment
3,486	Vestas Wind Systems A/S (a)	76,209
	Marine
5	AP Moller - Maersk A/S	36,822
11	AP Moller - Maersk A/S Series B	84,068
		120,890
	Pharmaceuticals
4,315	Novo Nordisk A/S Series B	528,369
	Road & Rail
3,265	DSV A/S	72,255
	Total Denmark	1,009,114
	Finland (0.2%)
	Auto Components
1,401	Nokian Renkaat OYJ	65,634
	Communications Equipment
41,228	Nokia OYJ	238,575
	Electric Utilities
7,220	Fortum OYJ	190,587

NUMBER OF SHARES		VALUE
	Insurance
4,244	Sampo OYJ Class A	$129,049
	Machinery
3,007	Kone OYJ Class B	174,385
	Paper & Forest Products
13,819	UPM-Kymmene OYJ	215,516
	Total Finland	1,013,746
	France (2.2%)
	Aerospace & Defense
1,262	Thales SA	53,966
	Auto Components
2,197	Cie Generale des Etablissements Michelin Series B	184,002
	Automobiles
1,221	Peugeot SA	46,163
1,898	Renault SA	100,870
		147,033
	Beverages
2,197	Pernod-Ricard SA	217,046
	Building Products
2,658	Cie de St-Gobain	153,052
	Chemicals
3,073	Air Liquide SA	421,121
	Commercial Banks
12,271	BNP Paribas SA	793,321
8,087	Credit Agricole SA	98,970
8,194	Societe Generale SA	404,293
		1,296,584
	Commercial Services & Supplies
1,823	Edenred	52,505
	Communications Equipment
36,703	Alcatel-Lucent (a)	147,859

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2011 continued

NUMBER OF SHARES		VALUE
	Construction & Engineering
3,026	Bouygues SA	$114,029
5,798	Vinci SA	335,005
		449,034
	Construction Materials
5,300	Lafarge SA	282,841
	Diversified Telecommunication Services
23,872	France Telecom SA	493,014
	Electric Utilities
3,650	EDF SA	138,545
	Electrical Equipment
4,878	Alstom SA	255,939
	Energy Equipment & Services
1,748	Cie Generale de Geophysique- Veritas (a)	58,592
1,075	Technip SA	117,175
		175,767
	Food & Staples Retailing
6,563	Carrefour SA	192,632
	Food Products
8,201	Danone	583,525
	Health Care Equipment & Supplies
1,811	Cie Generale d'Optique Essilor International SA	145,123
	Hotels, Restaurants & Leisure
1,422	Accor SA	62,488
1,449	Sodexo	110,498
		172,986

NUMBER OF SHARES		VALUE
	Information Technology Services
2,091	Cap Gemini SA	$102,605
	Insurance
20,005	AXA SA	373,049
	Machinery
2,864	Vallourec SA	290,526
	Media
799	Eutelsat Communications SA	34,452
651	JCDecaux SA (a)	17,909
1,047	Publicis Groupe SA	53,141
2,383	SES SA	64,415
1,176	Societe Television Francaise 1	22,360
19,316	Vivendi SA	460,624
		652,901
	Metals & Mining
14,753	ArcelorMittal	458,559
	Multi-Utilities
15,042	GDF Suez	490,508
4,572	Suez Environnement Co.	84,557
6,294	Veolia Environnement SA	142,107
		717,172
	Multiline Retail
1,608	PPR	296,233
	Oil, Gas & Consumable Fuels
25,761	Total SA	1,388,514
	Personal Products
2,915	L'Oreal SA	349,660
	Pharmaceuticals
14,245	Sanofi	1,105,813
	Professional Services
581	Bureau Veritas SA	47,335

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2011 continued

NUMBER OF SHARES		VALUE
	Real Estate Investment Trusts (REITs)
86	ICADE REIT	$9,882
1,957	Unibail-Rodamco SE REIT	435,691
		445,573
	Textiles, Apparel & Luxury Goods
841	Christian Dior SA	133,991
2,824	LVMH Moet Hennessy Louis Vuitton SA	515,419
		649,410
	Transportation Infrastructure
480	Aeroports de Paris (ADP)	43,527
8,247	Groupe Eurotunnel SA	87,738
		131,265
	Total France	12,571,189
	Germany (2.2%)
	Air Freight & Logistics
6,962	Deutsche Post AG	123,053
	Airlines
4,169	Deutsche Lufthansa AG	84,097
	Auto Components
611	Continental AG (a)	60,995
	Automobiles
4,034	Bayerische Motoren Werke AG	404,473
9,037	Daimler AG (Registered)	657,489
898	Porsche Automobil Holding SE (Preference)	68,987
372	Volkswagen AG	68,241

NUMBER OF SHARES		VALUE
2,127	Volkswagen AG (Preference)	$425,015
		1,624,205
	Capital Markets
13,651	Deutsche Bank AG (Registered)	752,430
	Chemicals
15,460	BASF SE	1,403,478
1,711	K&S AG	137,005
1,060	Lanxess AG	85,484
1,898	Linde AG	340,714
		1,966,681
	Commercial Banks
55,397	Commerzbank AG (a)	210,433
	Diversified Financial Services
1,518	Deutsche Boerse AG (a)	112,008
	Diversified Telecommunication Services
38,920	Deutsche Telekom AG	606,107
	Electric Utilities
23,874	E.ON AG	659,013
	Food & Staples Retailing
1,485	Metro AG	82,197
	Food Products
526	Suedzucker AG	18,562
	Health Care Equipment & Supplies
1,482	Fresenius SE & Co. KGaA	158,689
	Health Care Providers & Services
2,175	Fresenius Medical Care AG & Co. KGaA	166,822

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2011 continued

NUMBER OF SHARES		VALUE
	Hotels, Restaurants & Leisure
1,926	TUI AG (a)	$17,859
	Household Products
2,028	Henkel AG & Co. KGaA	110,453
2,292	Henkel AG & Co. KGaA (Preference)	154,764
		265,217
	Industrial Conglomerates
11,391	Siemens AG (Registered)	1,462,161
	Insurance
6,033	Allianz SE	788,892
2,525	Muenchener Rueckversicherungs AG (Registered)	373,779
		1,162,671
	Life Sciences Tools & Services
3,223	QIAGEN N.V. (a)	54,277
	Media
300	Axel Springer AG	13,228
474	Kabel Deutschland Holding AG (a)	26,729
686	ProSiebenSat.1 Media AG	17,684
		57,641
	Metals & Mining
7,442	ThyssenKrupp AG	329,645
	Multi-Utilities
4,818	RWE AG	252,850
	Personal Products
1,091	Beiersdorf AG	70,367

NUMBER OF SHARES		VALUE
	Pharmaceuticals
10,028	Bayer AG (Registered)	$805,614
672	Merck KGaA	71,818
		877,432
	Semiconductors & Semiconductor Equipment
14,309	Infineon Technologies AG	143,545
	Software
13,756	SAP AG	862,216
	Specialty Retail
8,106	Esprit Holdings Ltd. (d)	23,626
	Textiles, Apparel & Luxury Goods
2,433	Adidas AG	180,788
	Transportation Infrastructure
344	Fraport AG Frankfurt Airport Services Worldwide	27,574
	Total Germany	12,413,161
	Greece (0.0%)
	Commercial Banks
14,355	National Bank of Greece SA (a)	97,291
	Hong Kong (0.4%)
	Commercial Banks
15,457	Bank of East Asia Ltd.	59,804
36,500	BOC Hong Kong Holdings Ltd.	109,363
11,500	Hang Seng Bank Ltd.	180,527
		349,694

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2011 continued

NUMBER OF SHARES		VALUE
	Diversified Financial Services
9,823	Hong Kong Exchanges and Clearing Ltd.	$202,345
	Electric Utilities
19,000	CLP Holdings Ltd.	175,609
14,500	Power Assets Holdings Ltd.	119,993
		295,602
	Gas Utilities
39,600	Hong Kong & China Gas Co., Ltd.	96,889
	Hotels, Restaurants & Leisure
28,400	Sands China Ltd. (a)	85,808
	Industrial Conglomerates
21,000	Hutchison Whampoa Ltd.	244,272
	Real Estate Investment Trusts (REITs)
19,412	Link REIT (The) REIT	67,876
	Real Estate Management & Development
14,000	Cheung Kong Holdings Ltd.	213,393
8,000	Hang Lung Group Ltd.	48,268
22,000	Hang Lung Properties Ltd.	81,574
11,148	Henderson Land Development Co., Ltd.	70,512
7,000	Kerry Properties Ltd.	34,036
26,197	New World Development Co., Ltd.	38,490

NUMBER OF SHARES		VALUE
18,133	Sino Land Co., Ltd.	$30,678
13,000	Sun Hung Kai Properties Ltd.	197,382
6,500	Swire Pacific Ltd.	91,647
13,200	Wharf Holdings Ltd.	96,878
10,000	Wheelock & Co., Ltd.	43,096
		945,954
	Road & Rail
15,242	MTR Corp.	51,743
	Total Hong Kong	2,340,183
	India (0.0%)
	Oil, Gas & Consumable Fuels
16,376	Cairn Energy PLC (a)	98,738
	Indonesia (0.3%)
	Automobiles
29,000	Astra International Tbk PT	239,929
	Commercial Banks
169,000	Bank Central Asia Tbk PT	164,451
46,500	Bank Danamon Indonesia Tbk PT	29,752
103,500	Bank Mandiri Tbk PT	95,326
70,000	Bank Negara Indonesia Persero Tbk PT	36,530
161,000	Bank Rakyat Indonesia Persero Tbk PT	130,610
		456,669
	Construction Materials
20,500	Indocement Tunggal Prakarsa Tbk PT	37,181
56,000	Semen Gresik Persero Tbk PT	62,133
		99,314

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2011 continued

NUMBER OF SHARES		VALUE
	Diversified Telecommunication Services
131,000	Telekomunikasi Indonesia Tbk PT	$113,029
	Food Products
69,000	Indofood Sukses Makmur Tbk PT	51,515
	Gas Utilities
159,000	Perusahaan Gas Negara PT	74,198
	Household Products
19,000	Unilever Indonesia Tbk PT	34,849
	Machinery
25,787	United Tractors Tbk PT	82,574
	Oil, Gas & Consumable Fuels
153,800	Adaro Energy Tbk PT	47,645
257,500	Bumi Resources Tbk PT	92,105
6,000	Indo Tambangraya Megah PT	35,629
12,500	Tambang Batubara Bukit Asam Tbk PT	31,270
		206,649
	Tobacco
9,500	Gudang Garam Tbk PT	56,775
	Total Indonesia	1,415,501
	Israel (0.1%)
	Pharmaceuticals
14,798	Teva Pharmaceutical Industries Ltd. ADR	690,179

NUMBER OF SHARES		VALUE
	Italy (0.6%)
	Aerospace & Defense
4,799	Finmeccanica SpA	$36,786
	Automobiles
8,670	Fiat SpA	85,239
	Commercial Banks
135,244	Intesa Sanpaolo SpA	312,236
199,907	UniCredit SpA	355,147
		667,383
	Diversified Telecommunication Services
302,129	Telecom Italia SpA	352,819
	Electric Utilities
96,474	Enel SpA	553,876
	Energy Equipment & Services
2,888	Saipem SpA	150,053
	Gas Utilities
52,205	Snam Rete Gas SpA	301,404
	Insurance
23,389	Assicurazioni Generali SpA	442,807
	Machinary
5,967	Fiat Industrial SpA (a)	78,793
	Oil, Gas & Consumable Fuels
36,931	ENI SpA	800,716
	Textiles, Apparel & Luxury Goods
1,567	Luxottica Group SpA	49,723
	Transportation Infrastructure
4,173	Atlantia SpA	77,072
	Total Italy	3,596,671

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2011 continued

NUMBER OF SHARES		VALUE
	Japan (5.0%)
	Air Freight & Logistics
9,000	Yamato Holdings Co., Ltd.	$154,401
	Auto Components
3,700	Aisin Seiki Co., Ltd.	143,308
9,000	Bridgestone Corp.	224,192
8,500	Denso Corp.	303,067
3,600	Toyota Industries Corp.	118,014
		788,581
	Automobiles
20,695	Honda Motor Co., Ltd. ADR	823,247
24,000	Mazda Motor Corp. (a)	66,308
97,000	Mitsubishi Motors Corp. (a)	127,025
33,300	Nissan Motor Co., Ltd.	356,326
5,600	Suzuki Motor Corp.	130,062
38,200	Toyota Motor Corp.	1,563,435
		3,066,403
	Beverages
4,800	Asahi Group Holdings Ltd.	101,632
13,000	Kirin Holdings Co., Ltd.	191,305
		292,937
	Building Products
15,000	Asahi Glass Co., Ltd.	173,656
3,500	Daikin Industries Ltd.	124,329
5,300	JS Group Corp.	132,828
		430,813
	Capital Markets
31,000	Daiwa Securities Group, Inc.	135,136
49,000	Nomura Holdings, Inc.	238,991
		374,127

NUMBER OF SHARES		VALUE
	Chemicals
26,000	Asahi Kasei Corp.	$183,836
3,000	JSR Corp.	61,290
5,000	Kuraray Co., Ltd.	75,635
20,000	Mitsubishi Chemical Holdings Corp.	156,420
2,200	Nitto Denko Corp.	106,101
4,300	Shin-Etsu Chemical Co., Ltd.	232,314
22,000	Sumitomo Chemical Co., Ltd.	111,874
26,000	Toray Industries, Inc.	202,043
		1,129,513
	Commercial Banks
22,000	Bank of Yokohama Ltd. (The)	107,947
14,000	Chiba Bank Ltd. (The)	88,819
193,500	Mizuho Financial Group, Inc.	318,704
7,600	Resona Holdings, Inc.	37,651
12,000	Shizuoka Bank Ltd. (The)	112,914
18,100	Sumitomo Mitsui Financial Group, Inc.	571,407
37,000	Sumitomo Mitsui Trust Holdings, Inc.	136,281
		1,373,723
	Commercial Services & Supplies
11,000	Dai Nippon Printing Co., Ltd.	124,980
2,800	Secom Co., Ltd.	139,988
11,000	Toppan Printing Co., Ltd.	87,046
		352,014
	Computers & Peripherals
25,000	Fujitsu Ltd.	147,275
58,000	Toshiba Corp.	302,315
		449,590

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2011 continued

NUMBER OF SHARES		VALUE
	Construction & Engineering
3,000	JGC Corp.	$93,595
	Diversified Financial Services
1,380	ORIX Corp.	149,271
	Diversified Telecommunication Services
8,000	Nippon Telegraph & Telephone Corp.	395,247
	Electric Utilities
7,800	Chubu Electric Power Co., Inc.	134,221
3,700	Chugoku Electric Power Co., Inc. (The)	59,922
4,200	Hokkaido Electric Power Co., Inc.	64,660
3,900	Hokuriku Electric Power Co.	70,106
6,200	Kansai Electric Power Co., Inc. (The)	104,836
3,900	Kyushu Electric Power Co., Inc.	61,650
5,800	Shikoku Electric Power Co., Inc.	127,071
6,600	Tohoku Electric Power Co., Inc.	85,289
13,700	Tokyo Electric Power Co., Inc. (The)	75,445
		783,200
	Electrical Equipment
27,000	Mitsubishi Electric Corp.	318,818
1,400	Nidec Corp.	139,162
23,800	Sumitomo Electric Industries Ltd.	356,229
		814,209

NUMBER OF SHARES		VALUE
	Electronic Equipment, Instruments & Components
7,800	FUJIFILM Holdings Corp.	$236,094
66,000	Hitachi Ltd.	410,042
5,000	Hoya Corp.	121,625
2,000	Ibiden Co., Ltd.	60,926
600	Keyence Corp.	169,446
2,100	Kyocera Corp.	224,691
2,900	Murata Manufacturing Co., Ltd.	188,693
6,000	Nippon Electric Glass Co., Ltd.	75,943
2,800	Omron Corp.	78,877
1,400	TDK Corp.	72,408
		1,638,745
	Food & Staples Retailing
11,600	Aeon Co., Ltd.	146,172
11,300	Seven & I Holdings Co., Ltd.	321,851
		468,023
	Food Products
15,000	Ajinomoto Co., Inc.	185,709
	Gas Utilities
38,000	Osaka Gas Co., Ltd.	150,463
34,000	Tokyo Gas Co., Ltd.	162,198
		312,661
	Health Care Equipment & Supplies
3,500	Olympus Corp.	124,575
2,900	Terumo Corp.	163,371
		287,946
	Household Durables
25,300	Panasonic Corp.	301,019

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2011 continued

NUMBER OF SHARES		VALUE
12,000	Sekisui House Ltd.	$114,771
15,000	Sharp Corp.	138,382
13,635	Sony Corp. ADR	342,239
		896,411
	Household Products
2,400	Unicharm Corp.	108,404
	Independent Power Producers & Energy Traders
2,700	Electric Power Development Co. Ltd.	71,178
	Industrial Conglomerates
31,000	Hankyu Hanshin Holdings, Inc.	124,742
	Information Technology Services
30	NTT Data Corp.	104,091
	Insurance
5,000	MS&AD Insurance Group Holdings	125,678
4,200	T&D Holdings, Inc.	103,347
6,500	Tokio Marine Holdings, Inc.	191,796
		420,821
	Internet & Catalog Retail
139	Rakuten, Inc.	141,585
	Internet Software & Services
276	Yahoo! Japan Corp.	97,816
	Leisure Equipment & Products
4,600	Nikon Corp.	108,018
	Machinery
2,500	FANUC Corp.	473,599

NUMBER OF SHARES		VALUE
5,000	Japan Steel Works Ltd. (The)	$35,229
38,000	Kawasaki Heavy Industries Ltd.	139,418
13,600	Komatsu Ltd.	424,328
18,000	Kubota Corp.	163,189
1,600	Makita Corp.	75,312
49,000	Mitsubishi Heavy Industries Ltd.	228,835
5,000	NGK Insulators Ltd.	91,525
10,000	NSK Ltd.	97,284
800	SMC Corp.	147,238
		1,875,957
	Marine
18,000	Mitsui OSK Lines Ltd.	94,577
34,000	Nippon Yusen KK	124,863
		219,440
	Media
3,200	Dentsu, Inc.	99,931
	Metals & Mining
5,800	JFE Holdings, Inc.	157,999
73,000	Kobe Steel Ltd.	160,954
74,000	Nippon Steel Corp.	249,605
49,000	Sumitomo Metal Industries Ltd.	117,621
8,000	Sumitomo Metal Mining Co., Ltd.	141,819
		827,998
	Multiline Retail
5,400	Isetan Mitsukoshi Holdings Ltd.	57,298
	Office Electronics
14,400	Canon, Inc.	700,282
5,000	Konica Minolta Holdings, Inc.	40,614
11,000	Ricoh Co., Ltd.	118,754
		859,650

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2011 continued

NUMBER OF SHARES		VALUE
	Oil, Gas & Consumable Fuels
12	Inpex Corp.	$93,147
	Paper & Forest Products
13,000	OJI Paper Co., Ltd.	65,145
	Personal Products
8,100	Kao Corp.	229,244
6,500	Shiseido Co., Ltd.	124,868
		354,112
	Pharmaceuticals
5,100	Astellas Pharma, Inc.	198,299
4,900	Chugai Pharmaceutical Co., Ltd.	86,991
9,700	Daiichi Sankyo Co., Ltd.	200,540
3,800	Eisai Co., Ltd.	154,387
1,500	Ono Pharmaceutical Co., Ltd.	83,939
6,400	Shionogi & Co., Ltd.	110,613
10,200	Takeda Pharmaceutical Co., Ltd.	487,367
		1,322,136
	Real Estate Investment Trusts (REITs)
8	Japan Real Estate Investment Corp. REIT	80,307
8	Nippon Building Fund, Inc. REIT	81,977
		162,284
	Real Estate Management & Development
1,400	Daito Trust Construction Co., Ltd.	134,756
11,000	Daiwa House Industry Co., Ltd.	148,073

NUMBER OF SHARES		VALUE
16,000	Mitsubishi Estate Co., Ltd.	$287,297
12,000	Mitsui Fudosan Co., Ltd.	228,624
7,000	Sumitomo Realty & Development Co., Ltd.	173,041
		971,791
	Road & Rail
23	Central Japan Railway Co.	198,550
4,800	East Japan Railway Co.	301,535
10,000	Keikyu Corp.	77,885
10,000	Keio Corp.	60,463
41,000	Kintetsu Corp.	138,674
22,000	Nippon Express Co., Ltd.	97,066
16,000	Odakyu Electric Railway Co. Ltd.	138,107
33,000	Tobu Railway Co., Ltd.	143,934
18,000	Tokyu Corp.	80,769
2,800	West Japan Railway Co.	119,091
		1,356,074
	Semiconductors & Semiconductor Equipment
2,300	Advantest Corp.	40,834
1,200	Rohm Co., Ltd.	70,067
2,000	Tokyo Electron Ltd.	107,869
		218,770
	Software
1,300	Nintendo Co., Ltd.	207,283
1,800	Trend Micro, Inc.	56,473
		263,756

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2011 continued

NUMBER OF SHARES		VALUE
	Specialty Retail
600	Fast Retailing Co., Ltd.	$106,448
1,370	Yamada Denki Co., Ltd.	109,300
		215,748
	Tobacco
82	Japan Tobacco, Inc.	373,319
	Trading Companies & Distributors
22,000	ITOCHU Corp.	254,873
30,000	Marubeni Corp.	224,870
17,700	Mitsubishi Corp.	475,094
27,100	Mitsui & Co., Ltd.	511,358
16,000	Sumitomo Corp.	226,585
		1,692,780
	Wireless Telecommunication Services
53	KDDI Corp.	394,343
202	NTT DoCoMo, Inc.	371,001
10,200	Softbank Corp.	398,062
		1,163,406
	Total Japan	27,806,516
	Kazakhstan (0.0%)
	Metals & Mining
2,888	Kazakhmys PLC	63,216
	Luxembourg (0.0%)
	Media
252	SES SA	6,800
	Netherlands (0.5%)
	Air Freight & Logistics
4,151	PostNL N.V.	32,333
4,151	TNT Express N.V. (a)	42,050
		74,383

NUMBER OF SHARES		VALUE
	Beverages
4,165	Heineken N.V.	$246,149
	Chemicals
4,900	Akzo Nobel N.V.	298,425
3,775	Koninklijke DSM N.V.	213,634
1,076	LyondellBasell Industries N.V. Class A	42,459
		554,518
	Diversified Financial Services
56,175	ING Groep N.V. (a)	600,966
	Diversified Telecommunication Services
6,736	Koninklijke KPN N.V.	96,151
	Energy Equipment & Services
657	Fugro N.V.	50,543
	Food & Staples Retailing
13,650	Koninklijke Ahold N.V.	181,589
	Food Products
17,682	Unilever N.V. CVA	574,953
	Industrial Conglomerates
13,838	Koninklijke Philips Electronics N.V.	344,629
	Professional Services
1,207	Randstad Holding N.V.	54,157
	Semiconductors & Semiconductor Equipment
3,663	ASML Holding N.V.	130,234

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2011 continued

NUMBER OF SHARES		VALUE
	Transportation Infrastructure
1,006	Koninklijke Vopak N.V.	$50,081
	Total Netherlands	2,958,353
	Norway (0.2%)
	Chemicals
2,032	Yara International ASA	115,578
	Commercial Banks
12,892	DnB NOR ASA	187,151
	Construction & Engineering
1,677	Kvaerner ASA (a)	3,563
	Diversified Telecommunication Services
18,879	Telenor ASA	314,787
	Energy Equipment & Services
1,677	Aker Solutions ASA	29,325
2,860	Subsea 7 SA (a)	75,218
		104,543
	Industrial Conglomerates
10,385	Orkla ASA	97,680
	Metals & Mining
12,763	Norsk Hydro ASA	90,516
	Oil, Gas & Consumable Fuels
14,665	Statoil ASA	358,948
	Semiconductors & Semiconductor Equipment
6,482	Renewable Energy Corp. ASA (a)	11,996
	Total Norway	1,284,762

NUMBER OF SHARES		VALUE
	Poland (0.0%)
	Food & Staples Retailing
3,072	Jeronimo Martins SGPS SA	$59,967
	Portugal (0.0%)
	Diversified Telecommunication Services
13,277	Portugal Telecom SGPS SA	114,903
	Oil, Gas & Consumable Fuels
2,866	Galp Energia SGPS SA Class B	64,562
	Total Portugal	179,465
	Russia (0.7%)
	Commercial Banks
30,225	Sberbank of Russia ADR	446,246
20,706	VTB Bank OJSC GDR	123,259
		569,505
	Electric Utilities
24,753	Federal Hydrogenerating Co. JSC ADR	122,743
	Food & Staples Retailing
5,653	Magnit OJSC GDR	173,122
	Metals & Mining
14,442	MMC Norilsk Nickel OJSC ADR	383,705
	Oil, Gas & Consumable Fuels
81,336	Gazprom OAO ADR	1,151,000
7,367	Lukoil OAO ADR	487,540

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2011 continued

NUMBER OF SHARES		VALUE
1,263	NovaTek OAO GDR	$194,787
29,988	Rosneft Oil Co. GDR	253,260
15,000	Surgutneftegas OJSC ADR	152,250
5,085	Tatneft ADR	212,176
		2,451,013
	Wireless Telecommunication Services
9,100	Mobile Telesystems OJSC ADR	170,898
	Total Russia	3,870,986
	Spain (0.5%)
	Airlines
13,928	International Consolidated Airlines Group SA (a)	54,016
	Commercial Banks
52,762	Banco Bilbao Vizcaya Argentaria SA	551,972
17,190	Banco Popular Espanol SA	88,603
105,015	Banco Santander SA	1,095,848
		1,736,423
	Construction & Engineering
3,937	ACS Actividades de Construccion y Servicios SA	165,921
	Diversified Consumer Services
6,563	Distribuidora Internacional de Alimentacion SA (a)	27,820
	Diversified Financial Services
11,821	Criteria Caixacorp SA	67,958

NUMBER OF SHARES		VALUE
	Electric Utilities
46,854	Iberdrola SA	$379,927
1,447	Red Electrica Corp. SA	78,787
		458,714
	Oil, Gas & Consumable Fuels
3,423	Repsol YPF SA	107,562
	Specialty Retail
2,715	Inditex SA	245,167
	Transportation Infrastructure
4,362	Abertis Infraestructuras SA	80,038
	Total Spain	2,943,619
	Sweden (0.8%)
	Building Products
3,778	Assa Abloy AB Series B	96,855
	Commercial Banks
31,561	Nordea Bank AB	334,751
16,341	Skandinaviska Enskilda Banken AB	124,140
6,492	Svenska Handelsbanken AB Class A	203,575
4,898	Swedbank AB Class A	85,723
		748,189
	Communications Equipment
31,295	Telefonaktiebolaget LM Ericsson Class B	391,539
	Construction & Engineering
3,281	Skanska AB Class B	53,252
	Diversified Financial Services
14,284	Investor AB Class B	309,590

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2011 continued

NUMBER OF SHARES		VALUE
	Diversified Telecommunication Services
38,075	TeliaSonera AB	$290,519
	Household Durables
2,950	Electrolux AB	55,622
5,449	Husqvarna AB Class B	31,501
		87,123
	Machinery
11,760	Atlas Copco AB Class A	276,574
8,501	Atlas Copco AB Class B	178,100
18,124	Sandvik AB	288,008
5,966	Scania AB Class B	115,646
7,462	SKF AB Class B	195,778
9,802	Volvo AB Class B	157,646
		1,211,752
	Media
443	Modern Times Group AB Class B	30,013
	Paper & Forest Products
10,171	Svenska Cellulosa AB Class B	147,841
	Specialty Retail
12,737	Hennes & Mauritz AB Class B	434,157
	Tobacco
4,977	Swedish Match AB	184,833
	Wireless Telecommunication Services
1,571	Millicom International Cellular SA SDR	188,013
	Total Sweden	4,173,676

NUMBER OF SHARES		VALUE
	Switzerland (1.8%)
	Biotechnology
971	Actelion Ltd. (a)	$49,341
	Building Products
913	Geberit AG (a)	215,165
	Capital Markets
16,732	Credit Suisse Group AG (a)	602,398
2,315	Julius Baer Group Ltd. (a)	97,565
29,606	UBS AG (a)	488,956
		1,188,919
	Chemicals
89	Givaudan SA (a)	97,221
887	Syngenta AG (a)	282,884
		380,105
	Diversified Telecommunication Services
792	Swisscom AG	379,917
	Electrical Equipment
39,710	ABB Ltd. (Registered) (a)	949,476
	Energy Equipment & Services
3,128	Transocean Ltd.	190,544
	Food Products
39,510	Nestle SA (Registered)	2,513,396
	Health Care Equipment & Supplies
960	Sonova Holding AG (a)	90,163
709	Synthes, Inc. (e)	127,626
		217,789
	Insurance
836	Swiss Re Ltd. (a)	46,697

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2011 continued

NUMBER OF SHARES		VALUE
2,686	Zurich Financial Services AG (a)	$637,446
		684,143
	Life Sciences Tools & Services
481	Lonza Group AG (a)	40,912
	Marine
734	Kuehne & Nagel International AG	101,917
	Pharmaceuticals
24,123	Novartis AG (Registered)	1,478,802
6,493	Roche Holding AG (Genusschein)	1,163,852
		2,642,654
	Professional Services
1,264	Adecco SA (a)	75,768
57	SGS SA	110,468
		186,236
	Textiles, Apparel & Luxury Goods
5,217	Cie Financiere Richemont SA	335,498
336	Swatch Group AG (The) Series B	181,654
		517,152
	Total Switzerland	10,257,666
	United Kingdom (4.9%)
	Aerospace & Defense
57,484	BAE Systems PLC	285,235
39,556	Rolls-Royce Holdings PLC (a)	421,374
		706,609
	Beverages
28,038	Diageo PLC	570,066
10,325	SABMiller PLC	385,324
		955,390

NUMBER OF SHARES		VALUE
	Capital Markets
17,668	3i Group PLC	$77,527
9,538	Investec PLC	74,806
15,236	Man Group PLC	55,273
		207,606
	Chemicals
2,668	Johnson Matthey PLC	88,721
	Commercial Banks
145,356	Barclays PLC	529,629
179,960	HSBC Holdings PLC	1,757,635
433,628	Lloyds Banking Group PLC (a)	307,005
224,859	Royal Bank of Scotland Group PLC (a)	130,605
24,231	Standard Chartered PLC	616,052
		3,340,926
	Commercial Services & Supplies
2,786	Aggreko PLC	87,907
4,000	Babcock International Group PLC	44,091
16,147	G4S PLC	72,407
5,878	Serco Group PLC	51,891
		256,296
	Diversified Telecommunication Services
111,554	BT Group PLC	365,594
4,106	Inmarsat PLC	36,370
		401,964
	Electric Utilities
20,711	Scottish & Southern Energy PLC	442,856
	Energy Equipment & Services
3,969	AMEC PLC	68,314

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2011 continued

NUMBER OF SHARES		VALUE
3,469	Petrofac Ltd.	$79,232
		147,546
	Food & Staples Retailing
89,278	Tesco PLC	559,723
22,670	WM Morrison Supermarkets PLC	107,783
		667,506
	Food Products
1,859	Associated British Foods PLC	32,557
14,968	Unilever PLC	478,248
		510,805
	Health Care Equipment & Supplies
12,145	Smith & Nephew PLC	127,400
	Hotels, Restaurants & Leisure
21,175	Compass Group PLC	198,588
15,728	TUI Travel PLC	50,063
		248,651
	Household Products
7,050	Reckitt Benckiser Group PLC	398,374
	Industrial Conglomerates
7,380	Smiths Group PLC	136,791
	Insurance
4,120	Admiral Group PLC	104,300
38,114	Aviva PLC	247,783
76,559	Legal & General Group PLC	139,929
104,199	Old Mutual PLC	215,665
34,837	Prudential PLC	391,624
94,538	RSA Insurance Group PLC	202,931
20,217	Standard Life PLC	65,310
		1,367,542

NUMBER OF SHARES		VALUE
	Media
9,766	British Sky Broadcasting Group PLC	$114,092
32,244	ITV PLC (a)	36,781
14,156	Pearson PLC	271,445
3,587	Reed Elsevier PLC	32,464
32,585	WPP PLC	367,842
		822,624
	Metals & Mining
13,867	Anglo American PLC	653,489
23,594	BHP Billiton PLC	886,460
1,989	Lonmin PLC	41,074
1,094	Randgold Resources Ltd.	99,428
15,350	Rio Tinto PLC	1,071,558
1,623	Vedanta Resources PLC	46,730
22,009	Xstrata PLC	462,444
		3,261,183
	Multi-Utilities
58,907	Centrica PLC	294,981
37,254	National Grid PLC	365,446
		660,427
	Multiline Retail
10,082	Marks & Spencer Group PLC	57,031
2,325	Next PLC	90,252
		147,283
	Oil, Gas & Consumable Fuels
36,990	BG Group PLC	870,075
216,337	BP PLC	1,626,275
41,125	Royal Dutch Shell PLC Class A	1,498,483
31,145	Royal Dutch Shell PLC Class B	1,137,386
9,636	Tullow Oil PLC	193,080
		5,325,299

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2011 continued

NUMBER OF SHARES		VALUE
	Pharmaceuticals
18,733	AstraZeneca PLC	$910,210
68,041	GlaxoSmithKline PLC	1,518,290
6,029	Shire PLC	208,796
		2,637,296
	Professional Services
7,182	Capita Group PLC (The)	84,307
11,791	Experian PLC	154,586
1,847	Intertek Group PLC	57,817
		296,710
	Real Estate Investment Trusts (REITs)
15,365	British Land Co., PLC REIT	146,722
14,737	Land Securities Group PLC REIT	205,377
		352,099
	Semiconductors & Semiconductor Equipment
17,476	ARM Holdings PLC	167,570
	Software
2,989	Autonomy Corp. PLC (a)	81,973
	Textiles, Apparel & Luxury Goods
4,972	Burberry Group PLC	121,249
	Tobacco
22,463	British American Tobacco PLC	1,035,282
11,994	Imperial Tobacco Group PLC	415,238
		1,450,520
	Trading Companies & Distributors
4,129	Wolseley PLC	122,158

NUMBER OF SHARES		VALUE
	Wireless Telecommunication Services
706,932	Vodafone Group PLC	$1,992,120
	Total United Kingdom	27,443,494
	United States (28.2%)
	Aerospace & Defense
7,597	Alliant Techsystems, Inc.	495,552
4,266	Boeing Co. (The)	300,625
1,263	General Dynamics Corp.	86,061
1,020	Goodrich Corp.	97,043
5,610	Honeywell International, Inc.	297,891
1,644	ITT Corp.	87,691
1,263	Lockheed Martin Corp.	95,647
1,263	Northrop Grumman Corp.	76,424
1,072	Precision Castparts Corp.	172,999
19,369	Raytheon Co.	866,375
1,396	Rockwell Collins, Inc.	76,906
2,303	Textron, Inc.	53,269
3,257	United Technologies Corp.	269,810
		2,976,293
	Air Freight & Logistics
453	C.H. Robinson Worldwide, Inc.	32,757
615	Expeditors International of Washington, Inc.	29,348
873	FedEx Corp.	75,846
2,001	United Parcel Service, Inc. Class B	138,509
		276,460

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2011 continued

NUMBER OF SHARES		VALUE
	Auto Components
10,192	BorgWarner, Inc. (a)	$811,487
21,416	Johnson Controls, Inc.	791,321
1,500	TRW Automotive Holdings Corp. (a)	75,705
		1,678,513
	Automobiles
48,814	Ford Motor Co. (a)	596,019
	Beverages
16,125	Coca-Cola Co. (The)	1,096,661
1,713	Coca-Cola Enterprises, Inc.	48,152
1,070	Dr. Pepper Snapple Group, Inc.	40,403
1,900	Molson Coors Brewing Co.	85,595
26,162	PepsiCo, Inc.	1,675,415
		2,946,226
	Biotechnology
1,000	Alexion Pharmaceuticals, Inc. (a)	56,800
8,035	Amgen, Inc. (a)	439,514
1,200	Biogen Idec, Inc. (a)	122,244
2,500	Celgene Corp. (a)	148,250
4,100	Gilead Sciences, Inc. (a)	173,676
7,054	Human Genome Sciences, Inc. (a)	148,205
3,255	Vertex Pharmaceuticals, Inc. (a)	168,804
		1,257,493
	Capital Markets
2,514	Ameriprise Financial, Inc.	136,007
10,642	Bank of New York Mellon Corp. (The)	267,221
1,032	BlackRock, Inc.	184,171
4,017	Franklin Resources, Inc.	509,998

NUMBER OF SHARES		VALUE
7,033	Goldman Sachs Group, Inc. (The)	$949,244
2,576	Invesco Ltd.	57,136
629	Legg Mason, Inc.	18,505
27,216	State Street Corp.	1,128,648
		3,250,930
	Chemicals
658	Air Products & Chemicals, Inc.	58,384
382	Airgas, Inc.	26,243
699	Celanese Corp.	38,536
4,170	CF Industries Holdings, Inc.	647,684
2,026	Dow Chemical Co. (The)	70,647
130	Eastman Chemical Co.	12,557
1,237	Ecolab, Inc.	61,850
18,357	EI du Pont de Nemours & Co.	943,917
594	FMC Corp.	52,017
124	International Flavors & Fragrances, Inc.	7,585
323	Lubrizol Corp.	43,476
2,527	Monsanto Co.	185,684
702	Mosaic Co. (The)	49,645
286	PPG Industries, Inc.	24,081
1,520	Praxair, Inc.	157,533
38	Sherwin-Williams Co. (The)	2,933
601	Sigma-Aldrich Corp.	40,327
		2,423,099
	Commercial Banks
4,809	BB&T Corp.	123,495
7,675	CIT Group, Inc. (a)	305,005
5,119	Fifth Third Bancorp	64,755
20,491	First Republic Bank (a)	580,305
3,103	PNC Financial Services Group, Inc.	168,462

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2011 continued

NUMBER OF SHARES		VALUE
25,968	Regions Financial Corp.	$158,145
10,708	SunTrust Banks, Inc.	262,239
12,411	US Bancorp	323,431
29,677	Wells Fargo & Co.	829,175
		2,815,012
	Commercial Services & Supplies
1,225	Avery Dennison Corp.	38,649
1,813	Cintas Corp.	59,013
3,568	Iron Mountain, Inc.	112,856
2,606	Pitney Bowes, Inc.	56,159
4,809	Republic Services, Inc.	139,605
2,662	RR Donnelley & Sons Co.	50,072
1,649	Stericycle, Inc. (a)	135,416
5,803	Waste Management, Inc.	182,737
		774,507
	Communications Equipment
56,740	Cisco Systems, Inc.	906,138
6,065	Juniper Networks, Inc. (a)	141,860
2,650	Motorola Mobility Holdings, Inc. (a)	59,307
971	Motorola Solutions, Inc. (a)	43,588
15,836	Qualcomm, Inc.	867,496
		2,018,389
	Computers & Peripherals
10,007	Apple, Inc. (a)	3,907,533
12,298	Dell, Inc. (a)	199,719
20,553	EMC Corp. (a)	536,022
12,298	Hewlett-Packard Co.	432,398
3,538	NetApp, Inc. (a)	168,126
44,190	SanDisk Corp. (a)	1,879,401
19,974	Western Digital Corp. (a)	688,304
		7,811,503

NUMBER OF SHARES		VALUE
	Construction & Engineering
1,484	Fluor Corp.	$94,278
21,926	Foster Wheeler AG (a)	594,195
1,391	Jacobs Engineering Group, Inc. (a)	54,444
1,628	KBR, Inc.	58,038
20,535	URS Corp. (a)	838,444
		1,639,399
	Consumer Finance
3,613	Capital One Financial Corp.	172,701
4,979	SLM Corp.	77,623
		250,324
	Containers & Packaging
915	Ball Corp.	35,502
866	Crown Holdings, Inc. (a)	33,263
282	Owens-Illinois, Inc. (a)	6,534
34,568	Sealed Air Corp.	744,249
		819,548
	Distributors
17,866	Genuine Parts Co.	949,757
40,000	Li & Fung Ltd. (d)	66,742
		1,016,499
	Diversified Consumer Services
815	Apollo Group, Inc. Class A (a)	41,427
3,600	H&R Block, Inc.	53,856
		95,283
	Diversified Financial Services
79,109	Bank of America Corp.	768,148
11,762	Citigroup, Inc. (See Note 6)	450,955
55,691	JPMorgan Chase & Co.	2,252,701

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2011 continued

NUMBER OF SHARES		VALUE
1,953	Leucadia National Corp.	$65,758
392	Moody's Corp.	13,959
2,195	NASDAQ OMX Group, Inc. (The) (a)	52,834
3,605	NYSE Euronext	120,623
		3,724,978
	Diversified Telecommunication Services
24,176	Verizon Communications, Inc.	853,171
	Electrical Equipment
650	AMETEK, Inc.	27,625
1,564	Cooper Industries PLC	81,813
20,703	Emerson Electric Co.	1,016,310
1,350	Rockwell Automation, Inc.	96,876
539	Roper Industries, Inc.	43,999
		1,266,623
	Electronic Equipment, Instruments & Components
20,375	Arrow Electronics, Inc. (a)	708,031
45,997	Corning, Inc.	731,812
4,380	TE Connectivity Ltd.	150,804
		1,590,647
	Energy Equipment & Services
3,478	Baker Hughes, Inc.	269,128
2,026	Cameron International Corp. (a)	113,334
2,026	FMC Technologies, Inc. (a)	92,385
8,101	Halliburton Co.	443,368
741	Helmerich & Payne, Inc.	51,166

NUMBER OF SHARES		VALUE
4,430	National Oilwell Varco, Inc.	$356,925
900	Noble Corp.	33,183
11,124	Schlumberger Ltd.	1,005,276
5,654	Tenaris SA	124,688
13,496	Tidewater, Inc.	733,373
5,889	Weatherford International Ltd. (a)	129,087
		3,351,913
	Food & Staples Retailing
8,667	Costco Wholesale Corp.	678,193
12,113	Kroger Co. (The)	301,250
11,597	Sysco Corp.	354,752
40,108	Wal-Mart Stores, Inc.	2,114,093
18,961	Walgreen Co.	740,237
2,867	Whole Foods Market, Inc.	191,229
		4,379,754
	Food Products
7,000	Archer-Daniels- Midland Co.	212,660
1,400	Bunge Ltd.	96,334
46,983	ConAgra Foods, Inc.	1,203,235
2,926	General Mills, Inc.	109,286
5,627	H.J. Heinz Co.	296,205
714	Hershey Co. (The)	40,298
1,400	JM Smucker Co. (The)	109,088
1,285	Kellogg Co.	71,677
18,930	Kraft Foods, Inc. Class A	650,813
856	Mead Johnson Nutrition Co.	61,093
3,000	Sara Lee Corp.	57,330
39,383	Smithfield Foods, Inc. (a)	867,214
3,000	Tyson Foods, Inc. Class A	52,680
		3,827,913

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2011 continued

NUMBER OF SHARES		VALUE
	Health Care Equipment & Supplies
7,765	Baxter International, Inc.	$451,690
1,939	Becton Dickinson and Co.	162,120
42,684	Boston Scientific Corp. (a)	305,617
8,335	Covidien PLC	423,335
781	CR Bard, Inc.	77,069
3,230	DENTSPLY International, Inc.	122,385
986	Edwards Lifesciences Corp. (a)	70,351
1,510	Hologic, Inc. (a)	28,041
380	Intuitive Surgical, Inc. (a)	152,209
13,927	Medtronic, Inc.	502,068
2,811	St. Jude Medical, Inc.	130,711
6,234	Stryker Corp.	338,756
1,208	Varian Medical Systems, Inc. (a)	75,814
4,227	Zimmer Holdings, Inc. (a)	253,705
		3,093,871
	Health Care Providers & Services
3,478	Aetna, Inc.	144,302
5,509	AmerisourceBergen Corp.	211,050
6,716	Cardinal Health, Inc.	293,892
2,273	CIGNA Corp.	113,127
6,808	Community Health Systems, Inc. (a)	175,919
34,814	Coventry Health Care, Inc. (a)	1,114,048
969	DaVita, Inc. (a)	80,950
4,156	Express Scripts, Inc. (a)	225,505
1,042	Henry Schein, Inc. (a)	69,251

NUMBER OF SHARES		VALUE
1,357	Humana, Inc.	$101,205
826	Laboratory Corp. of America Holdings (a)	74,968
4,342	McKesson Corp.	352,223
3,431	Medco Health Solutions, Inc. (a)	215,741
26,605	Omnicare, Inc.	811,452
1,272	Quest Diagnostics, Inc.	68,701
13,106	UnitedHealth Group, Inc.	650,451
19,523	Universal Health Services, Inc. Class B	969,122
4,369	WellPoint, Inc.	295,126
		5,967,033
	Health Care Technology
4,858	Allscripts Healthcare Solutions, Inc. (a)	88,173
1,546	Cerner Corp. (a)	102,793
		190,966
	Hotels, Restaurants & Leisure
2,423	Carnival Corp.	80,686
151	Chipotle Mexican Grill, Inc. (a)	49,012
743	Darden Restaurants, Inc.	37,744
1,459	International Game Technology	27,123
1,996	Las Vegas Sands Corp. (a)	94,171
1,897	Marriott International, Inc. Class A	61,652
12,745	McDonald's Corp.	1,102,188
1,732	MGM Resorts International (a)	26,170
1,600	Royal Caribbean Cruises Ltd. (a)	48,992

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2011 continued

NUMBER OF SHARES		VALUE
4,151	Starbucks Corp.	$166,414
961	Starwood Hotels & Resorts Worldwide, Inc.	52,817
410	Wynn Resorts Ltd.	63,009
18,388	Yum! Brands, Inc.	971,254
		2,781,232
	Household Durables
36,561	Toll Brothers, Inc. (a)	729,758
	Household Products
800	Church & Dwight Co., Inc.	32,272
800	Clorox Co.	57,272
2,700	Colgate-Palmolive Co.	227,826
400	Energizer Holdings, Inc. (a)	32,256
1,108	Kimberly-Clark Corp.	72,419
64,053	Procter & Gamble Co. (The)	3,938,619
		4,360,664
	Independent Power Producers & Energy Traders
22,387	NRG Energy, Inc. (a)	548,929
	Industrial Conglomerates
2,625	3M Co.	228,742
87,702	General Electric Co.	1,570,743
22,327	Tyco International Ltd.	988,863
		2,788,348
	Information Technology Services
5,302	Accenture PLC Class A	313,560
14,368	Automatic Data Processing, Inc.	739,808

NUMBER OF SHARES		VALUE
3,409	Cognizant Technology Solutions Corp. Class A (a)	$238,187
1,843	Fiserv, Inc. (a)	111,244
15,185	International Business Machines Corp.	2,761,392
1,053	Mastercard, Inc. Class A	319,322
2,782	Paychex, Inc.	78,536
3,409	Visa, Inc. Class A	291,606
8,924	Western Union Co. (The)	173,215
		5,026,870
	Insurance
6,992	Aflac, Inc.	322,052
14,949	Assurant, Inc.	532,483
18,048	Chubb Corp.	1,127,639
34,542	Fidelity National Financial, Inc.	563,035
19,355	Lincoln National Corp.	512,907
7,680	PartnerRe Ltd.	513,178
17,910	Principal Financial Group, Inc.	494,853
10,050	Prudential Financial, Inc.	589,734
29,097	Unum Group	709,676
		5,365,557
	Internet & Catalog Retail
781	Amazon.com, Inc. (a)	173,788
612	Expedia, Inc.	19,394
106	NetFlix, Inc. (a)	28,195
106	Priceline.com, Inc. (a)	56,991
		278,368
	Internet Software & Services
2,420	Akamai Technologies, Inc. (a)	58,613
11,031	eBay, Inc. (a)	361,265

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2011 continued

NUMBER OF SHARES		VALUE
1,870	Google, Inc. Class A (a)	$1,128,900
72,262	Yahoo!, Inc. (a)	946,632
		2,495,410
	Leisure Equipment & Products
1,000	Mattel, Inc.	26,660
	Life Sciences Tools & Services
1,800	Agilent Technologies, Inc. (a)	75,888
700	Illumina, Inc. (a)	43,715
2,475	Life Technologies Corp. (a)	111,449
5,224	Thermo Fisher Scientific, Inc. (a)	313,910
500	Waters Corp. (a)	43,945
		588,907
	Machinery
13,817	AGCO Corp. (a)	655,202
13,511	Caterpillar, Inc.	1,334,752
1,471	Cummins, Inc.	154,279
3,980	Danaher Corp.	195,458
3,377	Deere & Co.	265,128
511	Dover Corp.	30,900
1,894	Eaton Corp.	90,817
587	Flowserve Corp.	58,336
18,308	Illinois Tool Works, Inc.	911,738
1,471	Ingersoll-Rand PLC	55,045
819	Joy Global, Inc.	76,921
2,998	PACCAR, Inc.	128,344
893	Pall Corp.	44,275
600	Stanley Black & Decker, Inc.	39,462
		4,040,657
	Media
737	AMC Networks, Inc. (a)	27,409

NUMBER OF SHARES		VALUE
2,951	Cablevision Systems Corp.	$71,886
7,015	CBS Corp. Class B	192,001
27,585	Comcast Corp. Class A	657,503
9,757	DIRECTV Class A (a)	494,485
1,476	Discovery Communications, Inc. (a)	58,745
1,529	Discovery Communications, Inc. Class C (a)	55,090
5,050	Interpublic Group of Cos., Inc. (The)	49,540
1,266	Liberty Global, Inc. Series A (a)	52,919
1,240	Liberty Global, Inc. Series C (a)	49,563
3,494	McGraw-Hill Cos., Inc. (The)	145,350
19,858	News Corp. Class A	318,125
4,816	News Corp. Class B	79,464
3,494	Omnicom Group, Inc.	163,938
732	Scripps Networks Interactive, Inc. Class A	33,921
3,458	Time Warner Cable, Inc.	253,506
34,654	Time Warner, Inc.	1,218,435
5,873	Viacom, Inc. Class B	284,371
3,494	Virgin Media, Inc.	92,451
17,508	Walt Disney Co. (The)	676,159
		4,974,861
	Metals & Mining
63,149	Alcoa, Inc.	930,185
402	Allegheny Technologies, Inc.	23,392
660	Cliffs Natural Resources, Inc.	59,281

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2011 continued

NUMBER OF SHARES		VALUE
52,595	Commercial Metals Co.	$763,153
4,363	Freeport-McMoRan Copper & Gold, Inc.	231,065
10,684	Molycorp, Inc. (a)	679,823
2,310	Newmont Mining Corp.	128,459
1,131	Nucor Corp.	43,985
34,542	Steel Dynamics, Inc.	539,546
708	United States Steel Corp.	28,313
		3,427,202
	Multi-Utilities
28,427	CenterPoint Energy, Inc.	556,600
13,970	Integrys Energy Group, Inc.	701,434
		1,258,034
	Multiline Retail
32,223	Dollar General Corp. (a)	1,013,736
274	Dollar Tree, Inc. (a)	18,147
274	Family Dollar Stores, Inc.	14,552
781	Kohl's Corp.	42,728
33,279	Macy's, Inc.	960,765
612	Nordstrom, Inc.	30,698
1,815	Target Corp.	93,454
		2,174,080
	Office Electronics
5,800	Xerox Corp.	54,114
	Oil, Gas & Consumable Fuels
738	Alpha Natural Resources, Inc. (a)	31,520
18,115	Anadarko Petroleum Corp.	1,495,574
4,851	Apache Corp.	600,166
843	Arch Coal, Inc.	21,581

NUMBER OF SHARES		VALUE
29,386	Chesapeake Energy Corp.	$1,009,409
34,649	Chevron Corp.	3,604,189
848	Concho Resources Inc/Midland (a)	79,356
37,134	ConocoPhillips	2,673,277
1,894	Consol Energy, Inc.	101,518
4,594	Devon Energy Corp.	361,548
4,294	El Paso Corp.	88,242
2,212	EOG Resources, Inc.	225,624
1,308	EQT Corp.	83,032
50,107	Exxon Mobil Corp.	3,998,037
13,481	Hess Corp.	924,257
7,753	Marathon Oil Corp.	240,110
3,876	Marathon Petroleum Corp. (a)	169,730
1,199	Murphy Oil Corp.	77,000
610	Newfield Exploration Co. (a)	41,126
2,467	Noble Energy, Inc.	245,911
8,842	Occidental Petroleum Corp.	868,108
14,342	Peabody Energy Corp.	824,235
2,152	Petrohawk Energy Corp. (a)	82,185
1,129	Pioneer Natural Resources Co.	104,986
1,124	QEP Resources, Inc.	49,265
1,271	Range Resources Corp.	82,818
3,089	Southwestern Energy Co. (a)	137,646
9,358	Spectra Energy Corp.	252,853
1,536	Ultra Petroleum Corp. (a)	71,915
6,030	Valero Energy Corp.	151,474
11,106	Williams Cos., Inc. (The)	352,060
		19,048,752

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2011 continued

NUMBER OF SHARES		VALUE
	Paper & Forest Products
755	International Paper Co.	$22,424
28,565	MeadWestvaco Corp.	889,514
		911,938
	Personal Products
2,300	Avon Products, Inc.	60,329
600	Estee Lauder Cos., Inc. (The) Class A	62,946
		123,275
	Pharmaceuticals
52,090	Abbott Laboratories	2,673,259
13,988	Allergan, Inc.	1,137,364
62,371	Bristol-Myers Squibb Co.	1,787,553
9,758	Eli Lilly & Co.	373,731
6,627	Forest Laboratories, Inc. (a)	245,597
4,275	Hospira, Inc. (a)	218,538
25,899	Johnson & Johnson	1,677,996
29,004	Merck & Co., Inc.	989,907
2,200	Mylan, Inc. (a)	50,116
500	Perrigo Co.	45,155
74,591	Pfizer, Inc.	1,435,131
20,962	Watson Pharmaceuticals, Inc. (a)	1,407,179
		12,041,526
	Professional Services
965	Dun & Bradstreet Corp.	70,011
1,633	Equifax, Inc.	56,110
841	IHS, Inc. Class A (a)	61,973
1,654	Manpower, Inc.	83,560
2,849	Robert Half International, Inc.	78,005

NUMBER OF SHARES		VALUE
2,489	Verisk Analytics, Inc. Class A (a)	$82,884
		432,543
	Real Estate Investment Trusts (REITs)
2,408	Annaly Capital Management, Inc. REIT	40,406
1,871	AvalonBay Communities, Inc. REIT	251,070
2,074	Boston Properties, Inc. REIT	222,665
3,875	Equity Residential REIT	239,553
1,323	General Growth Properties, Inc. REIT	22,240
1,142	HCP, Inc. REIT	41,946
554	Health Care REIT, Inc. REIT	29,240
13,161	Host Hotels & Resorts, Inc. REIT	208,602
1,278	Kimco Realty Corp. REIT	24,320
454	Liberty Property Trust REIT	15,418
462	Macerich Co. (The) REIT	24,546
29,456	Plum Creek Timber Co., Inc. REIT	1,125,808
6,024	ProLogis, Inc. REIT	214,635
4,396	Public Storage REIT	525,893
298	Rayonier, Inc. REIT	19,206
303	Regency Centers Corp. REIT	13,611
5,897	Simon Property Group, Inc. REIT	710,647
503	Ventas, Inc. REIT	27,227
507	Vornado Realty Trust REIT	47,430

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2011 continued

NUMBER OF SHARES		VALUE
1,599	Weyerhaeuser Co.	$31,964
		3,836,427
	Real Estate Management & Development
8,315	CB Richard Ellis Group, Inc. Class A (a)	181,267
9,091	Lend Lease Group (Stapled Securities) (b)(c)	88,344
		269,611
	Road & Rail
3,291	CSX Corp.	80,860
312	JB Hunt Transport Services, Inc.	14,115
24,502	Norfolk Southern Corp.	1,854,801
1,296	Union Pacific Corp.	132,814
		2,082,590
	Semiconductors & Semiconductor Equipment
32,127	Applied Materials, Inc.	395,804
22,798	Broadcom Corp. Class A (a)	845,122
64,781	Intel Corp.	1,446,560
42,243	NVIDIA Corp. (a)	584,221
200	Texas Instruments, Inc.	5,950
		3,277,657
	Software
36,180	Adobe Systems, Inc. (a)	1,002,910
2,206	BMC Software, Inc. (a)	95,343
4,824	CA, Inc.	107,575
1,630	Citrix Systems, Inc. (a)	117,425

NUMBER OF SHARES		VALUE
3,409	Intuit, Inc. (a)	$159,200
79,063	Microsoft Corp.	2,166,326
64,736	Oracle Corp.	1,979,627
18,177	Red Hat, Inc. (a)	764,888
1,053	Salesforce.com, Inc. (a)	152,380
7,722	Symantec Corp. (a)	147,182
		6,692,856
	Specialty Retail
232	Abercrombie & Fitch Co. Class A	16,964
232	Advance Auto Parts, Inc.	12,753
106	AutoZone, Inc. (a)	30,258
675	Bed Bath & Beyond, Inc. (a)	39,481
908	Best Buy Co., Inc.	25,061
675	CarMax, Inc. (a)	21,580
507	GameStop Corp. Class A (a)	11,955
55,777	Gap, Inc. (The)	1,075,938
25,251	Home Depot, Inc.	882,017
3,610	Lowe's Cos., Inc.	77,904
781	Ltd. Brands, Inc.	29,569
274	O'Reilly Automotive, Inc. (a)	16,303
274	PetSmart, Inc.	11,787
274	Ross Stores, Inc.	20,761
1,921	Staples, Inc.	30,851
155,684	Talbots, Inc. (a)	538,667
401	Tiffany & Co.	31,915
1,140	TJX Cos., Inc.	63,042
274	Urban Outfitters, Inc. (a)	8,916
		2,945,722
	Textiles, Apparel & Luxury Goods
9,564	VF Corp.	1,117,075

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2011 continued

NUMBER OF SHARES		VALUE
	Tobacco
22,580	Altria Group, Inc.	$593,854
1,600	Lorillard, Inc.	169,952
38,896	Philip Morris International, Inc.	2,768,228
3,700	Reynolds American, Inc.	130,240
		3,662,274
	Trading Companies & Distributors
2,098	Fastenal Co.	70,597
556	WW Grainger, Inc.	82,494
		153,091
	Total United States	158,407,354
	Total Common Stocks (Cost $279,125,137)	309,361,362
	Commodity Linked Security (4.0%)
	United States
20,802,000	Deutsche Bank AG Series 0005 (Cost $21,466,086) (e)(f)	22,347,589
	Investment Companies (1.1%)
71,100	iShares MSCI Emerging Markets Index Fund	3,352,365
114,200	Technology Select Sector SPDR Fund	2,947,502
	Total Investment Companies (Cost $6,283,551)	6,299,867

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Corporate Bonds (10.2%)
	Australia (0.8%)
	Basic Materials
$250	FMG Resources August 2006 Pty Ltd. (e) 6.375% 02/01/16	$255,312
95	FMG Resources August 2006 Pty Ltd. (e) 6.875% 02/01/18	99,275
200	Rio Tinto Finance USA Ltd. 9.00% 05/01/19	272,929
		627,516
	Communications
260	Telstra Corp. Ltd. (e) 4.80% 10/12/21	267,633
	Consumer, Cyclical
195	Wesfarmers Ltd. (e) 2.983% 05/18/16	198,137
	Consumer, Non-Cyclical
195	Woolworths Ltd. (e) 4.00% 09/22/20	196,808
	Finance
65	Commonwealth Bank of Australia (e) 5.00% 03/19/20	69,222
245	Macquarie Bank Ltd. (e) 6.625% 04/07/21	253,402
235	Macquarie Group Ltd. (e) 6.00% 01/14/20	237,969
235	National Australia Bank Ltd. (e) 3.00% 07/27/16	236,158
325	QBE Capital Funding III Ltd. (e) 7.25% (g) 05/24/41	331,801

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2011 continued

PRINCIPAL AMOUNT IN THOUSANDS			VALUE
	$90	Westpac Banking Corp. 3.00% 12/09/15	$91,980
			1,220,532
		Information Technology
EUR	400	Australia & New Zealand Banking Group Ltd. 5.125% 09/10/19	593,541
	$500	Commonwealth Bank of Australia (e) 2.90% 09/17/14	529,451
	355	Commonwealth Bank of Australia (e) 5.00% 10/15/19	378,618
	400	National Australia Bank Ltd. (e) 3.375% 07/08/14	427,720
	245	Westpac Banking Corp. 4.20% 02/27/15	261,865
			2,191,195
		Total Australia	4,701,821
		Belgium (0.1%)
		Consumer Staples
	85	Anheuser-Busch InBev Worldwide, Inc. 5.00% 04/15/20	95,587
EUR	200	Ontex IV SA 7.50% 04/15/18	276,603
		Total Belgium	372,190
		Brazil (0.3%)
		Basic Materials
	185	Vale Overseas Ltd. 5.625% 09/15/19	204,383
	50	Vale Overseas Ltd. 6.875% 11/10/39	58,080
			262,463

PRINCIPAL AMOUNT IN THOUSANDS			VALUE
		Energy
EUR	330	Petrobras International Finance Co. 5.75% 01/20/20	$363,502
		Finance
	465	Banco Bradesco SA (e) 4.125% 05/16/16	474,765
	290	Banco Votorantim SA (e) 5.25% 02/11/16	299,425
			774,190
		Total Brazil	1,400,155
		Canada (0.3%)
		Basic Materials
	$255	Barrick North America Finance LLC (e) 4.40% 05/30/21	265,354
	220	Teck Resources Ltd. 10.25% 05/15/16	264,257
			529,611
		Finance
	380	Brookfield Asset Management, Inc. 5.80% 04/25/17	418,498
		Industrials
	65	Bombardier, Inc. (e) 7.50% 03/15/18	73,125
	135	Bombardier, Inc. (e) 7.75% 03/15/20	152,550
			225,675
		Information Technology
	615	Bank of Montreal (e) 2.85% 06/09/15	643,569
		Total Canada	1,817,353

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2011 continued

PRINCIPAL AMOUNT IN THOUSANDS			VALUE
		France (0.9%)
		Communications
	$145	Vivendi SA (e) 6.625% 04/04/18	$166,822
		Consumer Discretionary
EUR	333	Cie Generale des Etablissements Michelin 0.00% 01/01/17	563,987
		Consumer Staples
	250	Europcar Groupe SA 4.92% (g) 05/15/13	348,448
		Finance
	400	Banque Federative du Credit Mutuel 3.00% 10/29/15	567,315
	$455	BNP Paribas SA 5.00% 01/15/21	468,178
EUR	300	BNP Paribas SA 5.431% 09/07/17	458,373
	300	Credit Agricole SA 3.90% 04/19/21	385,687
	350	Credit Agricole SA 5.875% 06/11/19	528,550
	250	Societe Generale SA 6.125% 08/20/18	385,606
	150	Societe Generale SA (h) 6.999% (g) 12/19/17	201,525
			2,995,234
		Industrials
	200	Lafarge SA 5.50% 12/16/19	293,082
		Utilities
	450	RTE EDF Transport SA 5.125% 09/12/18	722,583
		Total France	5,090,156

PRINCIPAL AMOUNT IN THOUSANDS			VALUE
		Germany (0.2%)
		Communications
	$150	Deutsche Telekom International Finance BV 8.75% 06/15/30	$207,390
		Consumer, Cyclical
	45	Daimler Finance North America LLC 8.50% 01/18/31	63,094
		Finance
EUR	400	Deutsche Bank AG 5.00% 06/24/20	588,559
		Information Technology
	300	Kreditanstalt fuer Wiederaufbau 1.50% 07/30/14	475,039
		Total Germany	1,334,082
		Ireland (0.2%)
		Industrials
	250	Ardagh Glass Finance PLC 8.75% 02/01/20	353,837
		Information Technology
	200	Smurfit Kappa Acquisitions 7.75% 11/15/19	294,564
		Utilities
	$200	Iberdrola Finance Ireland Ltd. (e) 5.00% 09/11/19	200,280
		Total Ireland	848,681
		Italy (0.7%)
		Communications
	225	Telecom Italia Capital SA 7.175% 06/18/19	238,513

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2011 continued

PRINCIPAL AMOUNT IN THOUSANDS			VALUE
EUR	400	Telecom Italia Finance SA 7.75% 01/24/33	$599,921
			838,434
		Finance
	500	Finmeccanica Finance SA 8.125% 12/03/13	793,780
	400	Intesa Sanpaolo SpA 4.125% 04/14/20	524,777
	$100	Intesa Sanpaolo SpA (e) 6.50% 02/24/21	103,681
EUR	500	UniCredit SpA 4.375% 02/10/14	712,068
	300	UniCredit SpA 5.75% 09/26/17	422,913
			2,557,219
		Utilities
	$650	Enel Finance International N.V. (e) 5.125% 10/07/19	649,823
		Total Italy	4,045,476
		Luxembourg (0.1%)
		Basic Materials
	390	ArcelorMittal 9.85% 06/01/19	508,343
		Industrials
EUR	200	Wind Acquisition Finance SA 11.75% 07/15/17	318,273
		Total Luxembourg	826,616
		Mexico (0.1%)
		Finance
	$625	BBVA Bancomer SA (e) 4.50% 03/10/16	641,406

PRINCIPAL AMOUNT IN THOUSANDS			VALUE
		Netherlands (0.5%)
		Finance
EUR	400	ABN Amro Bank 3.625% 10/06/17	$560,572
	$335	Aegon N.V. 4.625% 12/01/15	357,026
EUR	300	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA 3.75% 11/09/20	406,369
			1,323,967
		Industrials
	250	HeidelbergCement Finance BV 7.50% 04/03/20	376,288
	200	OI European Group BV 6.75% 09/15/20	285,225
			661,513
		Information Technology
	$600	ING Bank N.V. (e) 3.90% 03/19/14	645,095
		Total Netherlands	2,630,575
		Russia (0.0%)
		Energy
	100	Gazprom OAO Via Gaz Capital SA (e) 6.51% 03/07/22	109,500
		South Africa (0.1%)
		Communications
	330	Sable International Finance Ltd. (e) 7.75% 02/15/17	331,650
		Spain (0.2%)
		Communications
EUR	200	Telefonica Emisiones SAU 3.661% 09/18/17	273,055

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2011 continued

PRINCIPAL AMOUNT IN THOUSANDS			VALUE
	$415	Telefonica Europe BV 8.25% 09/15/30	$496,765
			769,820
		Finance
EUR	350	Gas Natural Capital Markets SA 4.125% 01/26/18	473,982
		Total Spain	1,243,802
		Sweden (0.1%)
		Finance
	480	Nordea Bank AB 4.00% 03/29/21	649,913
		Switzerland (0.2%)
		Finance
	$175	ABB Treasury Center USA, Inc. (e) 2.50% 06/15/16	178,094
	90	Credit Suisse 6.00% 02/15/18	97,419
	110	Credit Suisse AG 5.40% 01/14/20	113,472
			388,985
		Information Technology
	250	UBS AG 3.875% 01/15/15	262,858
	195	UBS AG 5.875% 12/20/17	217,925
			480,783
		Total Switzerland	869,768
		United Kingdom (1.5%)
		Basic Materials
	390	Anglo American Capital PLC (e) 9.375% 04/08/19	525,011

PRINCIPAL AMOUNT IN THOUSANDS			VALUE
		Communications
	$100	WPP Finance 8.00% 09/15/14	$117,193
		Consumer, Non-Cyclical
	155	BAT International Finance PLC (e) 9.50% 11/15/18	209,816
EUR	350	Imperial Tobacco Finance PLC 8.375% 02/17/16	602,404
			812,220
		Diversified
	200	Mondi Finance PLC 5.75% 04/03/17	291,498
		Finance
	650	Abbey National Treasury Services PLC 3.625% 10/14/16	935,577
	$265	Abbey National Treasury Services PLC (e) 3.875% 11/10/14	270,294
EUR	200	Barclays Bank PLC 6.00% 01/23/18	288,353
	250	Barclays Bank PLC 6.00% 01/14/21	349,307
	$140	Barclays Bank PLC 6.75% 05/22/19	158,281
	385	HBOS PLC (e) 6.75% 05/21/18	386,444
	150	Lloyds TSB Bank PLC (e) 5.80% 01/13/20	152,515
EUR	300	Lloyds TSB Bank PLC 6.375% 06/17/16	462,241
	$525	Nationwide Building Society (e) 6.25% 02/25/20	565,383

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2011 continued

PRINCIPAL AMOUNT IN THOUSANDS			VALUE
	$450	Royal Bank of Scotland PLC (The) 4.875% 03/16/15	$467,385
			4,035,780
		Industrials
EUR	300	BAA Funding Ltd. 4.60% 02/15/18	447,641
	150	Rexam PLC 6.75% (g) 06/29/67	210,685
			658,326
		Information Technology
	200	FCE Bank PLC 7.125% 01/15/13	297,438
	400	HSBC Holdings PLC 6.00% 06/10/19	618,971
	250	Lloyds TSB Bank PLC 6.50% 03/24/20	336,589
	150	Royal Bank of Scotland PLC (The) 5.50% 03/23/20	213,605
	$160	Standard Chartered PLC (e) 3.85% 04/27/15	167,865
			1,634,468
		Utilities
	375	PPL WEM Holdings PLC (e) 3.90% 05/01/16	392,801
		Total United Kingdom	8,467,297
		United States (3.9%)
		Basic Materials
	200	Georgia-Pacific LLC 7.75% 11/15/29	241,227
	275	Georgia-Pacific LLC 8.875% 05/15/31	358,452
	280	International Paper Co. 7.50% 08/15/21	342,693
			942,372

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Communications
$210	AT&T, Inc. 6.30% 01/15/38	$233,202
205	CBS Corp. 8.875% 05/15/19	267,601
40	CenturyLink, Inc. 6.45% 06/15/21	41,328
170	Comcast Corp. 5.15% 03/01/20	189,851
105	Comcast Corp. 5.70% 05/15/18	119,938
50	Comcast Corp. 6.45% 03/15/37	55,727
95	DirecTV Holdings LLC/DirecTV Financing Co., Inc. 5.875% 10/01/19	108,515
90	DirecTV Holdings LLC/DirecTV Financing Co., Inc. 7.625% 05/15/16	97,861
380	Frontier Communications Corp. 8.50% 04/15/20	418,950
225	NBC Universal Media LLC (e) 4.375% 04/01/21	230,462
135	News America, Inc. (e) 4.50% 02/15/21	135,226
145	Omnicom Group, Inc. 4.45% 08/15/20	149,593
125	Qwest Corp. 6.875% 09/15/33	124,375
145	SBA Telecommunications, Inc. 8.25% 08/15/19	157,325
105	Time Warner Cable, Inc. 6.75% 06/15/39	120,747

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2011 continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
$75	Verizon Communications, Inc. 4.60% 04/01/21	$80,766
125	Verizon Communications, Inc. 8.95% 03/01/39	185,551
250	Viacom, Inc. 6.875% 04/30/36	293,800
		3,010,818
	Consumer Staples
200	Anheuser-Busch InBev Worldwide, Inc. 4.125% 01/15/15	217,974
45	Anheuser-Busch InBev Worldwide, Inc. 5.375% 11/15/14	50,836
235	Philip Morris International, Inc. 5.65% 05/16/18	274,098
60	Quest Diagnostics, Inc. 3.20% 04/01/16	62,743
		605,651
	Consumer, Cyclical
400	Chrysler Group LLC/CG Co-Issuer, Inc. (e) 8.00% 06/15/19	389,000
416	CVS Pass-Through Trust 6.036% 12/10/28	442,436
175	Home Depot, Inc. 5.40% 09/15/40	175,193
400	Home Depot, Inc. 5.875% 12/16/36	435,276
90	JC Penney Co., Inc. 5.65% 06/01/20	89,550
151	JC Penney Corp., Inc. 6.375% 10/15/36	135,523

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
$265	QVC, Inc. (e) 7.125% 04/15/17	$285,537
		1,952,515
	Consumer, Non-Cyclical
85	Altria Group, Inc. 4.125% 09/11/15	91,864
185	Altria Group, Inc. 9.25% 08/06/19	247,262
330	ARAMARK Corp. 8.50% 02/01/15	344,850
395	Boston Scientific Corp. 6.00% 01/15/20	450,919
115	Bunge Ltd. Finance Corp. 8.50% 06/15/19	143,126
304	Celgene Corp. 3.95% 10/15/20	305,666
135	ConAgra Foods, Inc. 8.25% 09/15/30	165,053
75	Constellation Brands, Inc. 7.25% 09/01/16	83,063
484	Gilead Sciences, Inc. (e) 1.00% 05/01/14	544,500
		2,376,303
	Energy
125	Kinder Morgan Energy Partners LP 5.95% 02/15/18	143,075
190	Plains All American Pipeline LP/PAA Finance Corp. 6.70% 05/15/36	215,253
190	Plains All American Pipeline LP/PAA Finance Corp. 8.75% 05/01/19	245,492
		603,820

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2011 continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Finance
$160	American International Group, Inc. 6.40% 12/15/20	$175,850
350	Bank of America Corp. 5.65% 05/01/18	370,909
180	Bear Stearns Cos. LLC (The) 6.40% 10/02/17	208,134
305	Bear Stearns Cos. LLC (The) 7.25% 02/01/18	367,431
455	Capital One Bank, USA NA 8.80% 07/15/19	573,131
245	Citigroup, Inc. (See Note 6) 6.125% 05/15/18	274,133
720	Citigroup, Inc. (See Note 6) 8.50% 05/22/19	906,154
235	Farmers Exchange Capital (e) 7.05% 07/15/28	248,815
275	General Electric Capital Corp. 5.30% 02/11/21	293,684
465	General Electric Capital Corp. 5.625% 05/01/18	519,791
635	General Electric Capital Corp. 6.00% 08/07/19	719,084
275	Genworth Financial, Inc. 7.20% 02/15/21	258,844
775	Goldman Sachs Group, Inc. (The) 6.15% 04/01/18	854,963

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
$255	Goldman Sachs Group, Inc. (The) 6.75% 10/01/37	$255,843
135	Harley-Davidson Funding Corp. (e) 6.80% 06/15/18	156,807
240	Health Care REIT, Inc. 6.125% 04/15/20	264,749
250	Jefferies Group, Inc. 3.875% 11/09/15	256,741
75	JPMorgan Chase & Co. 6.00% 01/15/18	85,147
1,280	Merrill Lynch & Co., Inc., MTN 6.875% 04/25/18	1,434,326
85	NASDAQ OMX Group, Inc. (The) 5.55% 01/15/20	86,848
150	Prudential Financial, Inc., MTN 6.625% 12/01/37	168,961
200	Reinsurance Group of America, Inc. 6.45% 11/15/19	226,732
125	Santander Holdings USA, Inc. 4.625% 04/19/16	129,278
435	SLM Corp., MTN 6.25% 01/25/16	455,628
		9,291,983
	Industrials
155	Agilent Technologies, Inc. 5.50% 09/14/15	174,275
70	AT&T, Inc. 6.55% 02/15/39	80,449
65	CenturyLink, Inc., Series Q 6.15% 09/15/19	66,968

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2011 continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
$240	CRH America, Inc. 6.00% 09/30/16	$269,127
230	DISH DBS Corp. 7.125% 02/01/16	246,675
255	L-3 Communications Corp. 4.75% 07/15/20	262,718
255	Thermo Fisher Scientific, Inc. 4.50% 03/01/21	274,990
60	Verizon Communications, Inc. 5.85% 09/15/35	65,391
150	Verizon Communications, Inc. 6.35% 04/01/19	180,874
		1,621,467
	Information Technology
75	Boston Properties LP 5.875% 10/15/19	84,643
265	Prudential Financial, Inc. 4.75% 09/17/15	288,612
		373,255
	Technology
145	KLA-Tencor Corp. 6.90% 05/01/18	167,058
670	Microsoft Corp. (e) 0.00% 06/15/13	695,962
		863,020
	Utilities
135	NRG Energy, Inc. 8.50% 06/15/19	141,075
	Total United States	21,782,279
	Total Corporate Bonds (Cost $53,727,434)	57,162,720

PRINCIPAL AMOUNT IN THOUSANDS			VALUE
		Sovereign (13.7%)
		Australia (0.3%)
AUD	1,600	Treasury Corp. of Victoria 5.75% 11/15/16	$1,817,303
		Bermuda (0.0%)
	$240	Bermuda Government International Bond (e) 5.603% 07/20/20	267,777
		Canada (1.1%)
EUR	300	Canada Government International Bond 3.50% 01/13/20	454,947
CAD	3,600	Canadian Government Bond 4.25% 06/01/18	4,212,993
	$600	Province of Ontario Canada 4.00% 10/07/19	642,162
EUR	600	Province of Ontario Canada 4.00% 12/03/19	907,370
		Total Canada	6,217,472
		Croatia (0.1%)
	$300	Croatia Government International Bond 6.75% 11/05/19	317,302
		Denmark (0.1%)
DKK	3,300	Denmark Government Bond 4.00% 11/15/17	703,264
		France (0.8%)
EUR	1,900	French Treasury Note BTAN 4.50% 07/12/12	2,812,689

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2011 continued

PRINCIPAL AMOUNT IN THOUSANDS			VALUE
EUR	1,000	Government of France OAT 4.00% 04/25/18	$1,551,118
		Total France	4,363,807
		Germany (1.7%)
	2,200	Bundesobligation 2.75% 04/08/16	3,306,688
	1,150	Bundesrepublik Deutschland 3.25% 07/04/15	1,758,018
	50	Bundesrepublik Deutschland 3.50% 07/04/19	78,029
	350	Bundesrepublik Deutschland 4.25% 07/04/39	587,808
	2,050	Bundesrepublik Deutschland 4.75% 07/04/34	3,618,063
		Total Germany	9,348,606
		Hungary (0.1%)
	600	Republic of Hungary 5.75% 06/11/18	851,363
		Indonesia (0.1%)
	$250	Indonesia Government International Bond 11.625% 03/04/19	376,875
		Italy (1.7%)
EUR	2,400	Italy Buoni Poliennali Del Tesoro 2.50% 07/01/12	3,421,104
	850	Italy Buoni Poliennali Del Tesoro 3.00% 06/15/15	1,135,468
	1,800	Italy Buoni Poliennali Del Tesoro 4.00% 02/01/17	2,431,541

PRINCIPAL AMOUNT IN THOUSANDS			VALUE
EUR	1,100	Italy Buoni Poliennali Del Tesoro 4.50% 02/01/18	$1,490,237
	800	Italy Buoni Poliennali Del Tesoro 5.00% 08/01/39	959,722
	$330	Republic of Italy 6.875% 09/27/23	359,662
		Total Italy	9,797,734
		Japan (3.6%)
JPY	345,000	Government of Japan 1.70% 06/20/33	4,317,961
	110,000	Japan Finance Organization for Municipal Enterprises 1.90% 06/22/18	1,546,728
	140,000	Japan Government Ten Year Bond 1.30% 12/20/13	1,866,965
	380,000	Japan Government Ten Year Bond 1.40% 09/20/15	5,156,884
	395,000	Japan Government Ten Year Bond 1.70% 06/20/18	5,506,342
	120,000	Japan Government Ten Year Bond 1.90% 06/20/16	1,674,206
		Total Japan	20,069,086
		Korea, Republic of (0.1%)
	$100	Export - Import Bank of Korea 4.125% 09/09/15	106,041
	200	Korea Development Bank 4.375% 08/10/15	212,675

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2011 continued

PRINCIPAL AMOUNT IN THOUSANDS			VALUE
	$150	Republic of Korea 7.125% 04/16/19	$184,866
		Total Korea, Republic of	503,582
		Luxembourg (0.4%)
JPY	145,000	European Investment Bank 2.15% 01/18/27	2,010,860
		Mexico (0.5%)
MXN	24,400	Mexican Bonos 10.00% 12/05/24	2,646,171
		Netherlands (0.5%)
EUR	100	Government of Netherlands 4.00% 01/15/37	157,347
	1,800	Netherlands Government Bond 4.00% 07/15/19	2,834,891
		Total Netherlands	2,992,238
		Norway (0.1%)
NOK	3,500	Kingdom of Norway 6.50% 05/15/13	698,119
		Poland (0.6%)
PLN	5,200	Poland Government Bond 5.25% 10/25/17	1,849,736
	3,400	Poland Government Bond 6.25% 10/24/15	1,273,506
		Total Poland	3,123,242
		South Africa (0.3%)
ZAR	12,500	South Africa Government Bond 7.25% 01/15/20	1,766,048

PRINCIPAL AMOUNT IN THOUSANDS			VALUE
		Sweden (0.3%)
SEK	8,300	Sweden Government Bond 4.50% 08/12/15	$1,441,029
		United Kingdom (1.3%)
GBP	500	United Kingdom Gilt 2.75% 01/22/15	863,087
	600	United Kingdom Gilt 4.00% 09/07/16	1,093,411
	2,450	United Kingdom Gilt 4.25% 06/07/32	4,217,293
	750	United Kingdom Gilt 4.50% 03/07/13	1,307,065
		Total United Kingdom	7,480,856
		Total Sovereign (Cost $69,527,427)	76,792,734
		Municipal Bonds (0.1%)
		Georgia (0.1%)
		Municipal Electric Authority of Georgia
	160	6.637% 04/01/57	160,394
	295	6.655% 04/01/57	289,498
		Total Georgia	449,892
		Illinois (0.0%)
	$145	Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds 6.184% 01/01/34	155,537
		Total Municipal Bonds (Cost $603,725)	605,429

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2011 continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Agency Fixed Rate Mortgages (3.6%)
	Federal Home Loan Mortgage Corporation, Gold Pools:
$1,088	6.00% 11/01/37 - 02/01/38	$1,200,425
312	6.50% 05/01/32 - 09/01/32	355,184
	Federal National Mortgage Association, August TBA:
700	4.00% (i)	711,156
3,400	4.50% (i)	3,549,813
975	5.00% (i)	1,040,660
1,400	5.50% (i)	1,517,250
	Conventional Pools:
1,597	5.00% 09/01/40	1,706,807
1,514	5.50% 06/01/38	1,643,266
1,847	6.00% 03/01/37 - 10/01/38	2,041,526
83	6.50% 12/01/29	94,995
792	7.00% 12/01/17 - 02/01/31	917,399
	Government National Mortgage Association, August TBA:
2,065	4.00% (i)	2,135,339
	Various Pools:
2,907	4.50% 04/15/39 - 08/15/39	3,109,444
321	5.50% 08/15/39	357,140
	Total Agency Fixed Rate Mortgages (Cost $20,058,462)	20,380,404

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Asset-Backed Securities (0.5%)
$101	ARI Fleet Lease Trust (e) 1.637% (g) 08/15/18	$101,358
120	Chesapeake Funding LLC (e) 2.187% (g) 12/15/20	120,488
825	CNH Equipment Trust 1.20% 05/16/16	829,645
525	Ford Credit Floorplan Master Owner Trust (e) 1.887% (g) 02/15/17	544,660
430	FUEL Trust (e) 4.207% 04/15/16	437,578
325	GE Dealer Floorplan Master Note Trust (e) 1.737% (g) 10/20/14	329,584
425	SLM Student Loan Trust (e) 4.37% 04/17/28	445,514
	Total Asset-Backed Securities (Cost $2,751,499)	2,808,827
	U.S. Treasury Securities (3.8%)
8,500	U.S. Treasury Bond Principal STRIPS 0.00% 11/15/24	5,238,320
	U.S. Treasury Bonds
220	3.50% 02/15/39	197,691
1,120	4.375% 11/15/39	1,169,175
2,900	6.875% 08/15/25	4,034,173
	U.S. Treasury Notes
7,720	3.125% 05/15/19	8,180,189
2,600	3.375% 11/15/19	2,784,844
	Total U.S. Treasury Securities (Cost $20,348,104)	21,604,392

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2011 continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Commercial Mortgage Backed Securities (1.0%)
	United States
$500	Banc of America Commercial Mortgage, Inc. 5.657% (g) 04/10/49	$463,220
440	Bear Stearns Commercial Mortgage Securities 5.363% 02/11/44	406,979
820	Citigroup Commercial Mortgage Trust (See Note 6) 5.698% (g) 12/10/49	819,959
230	DBUBS Mortgage Trust (e) 5.002% 11/10/46	239,362
	Greenwich Capital Commercial Funding Corp.
800	5.475% 03/10/39	781,007
1,315	5.867% (g) 12/10/49	1,216,219
	JP Morgan Chase Commercial Mortgage Securities Corp.
425	5.742% (g) 02/12/49	415,358
335	5.894% (g) 02/12/51	335,020
425	6.059% (g) 02/15/51	414,681
510	LB-UBS Commercial Mortgage Trust 6.167% (g) 09/15/45	501,452
	Total Commercial Mortgage Backed Securities (Cost $5,776,464)	5,593,257

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Short-Term Investments (7.6%)
	U.S. Treasury Security (0.4%)
$2,060	U.S. Treasury Bill (Cost $2,059,866) (j)(k) 0.01% 09/22/11	$2,059,866
NUMBER OF SHARES (000)
	Investment Company (7.2%)
40,758	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 6) (Cost $40,758,101)	40,758,101
	Total Short-Term Investments (Cost $42,817,967)	42,817,967
Total Investments (Cost $522,485,856) (l)(m)(n)	100.6%	565,774,548
Liabilities in Excess of Other Assets	(0.6)	(3,540,481)
Net Assets	100.0%	$562,234,067

  ADR  American Depositary Receipt.

  BTAN  Bons du Trésor à Intérets Annuels (Treasury Bill Annual Interest)

  CVA  Certificaten Van Aandelen.

  GDR  Global Depositary Receipt.

  MTN  Medium Term Note.

  OAT  Obligations Assimilables du Trésor (French Treasury Obligation).

  PPS  Price Protected Shares.

  REIT  Real Estate Investment Trust.

  SDR  Swedish Depositary Receipt.

  STRIPS  Separate Trading of Registered Interest and Principal of Securities.

  TBA  To Be Announced.

  (a)  Non-income producing security.

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2011 continued

  (b)  Comprised of securities in separate entities that are traded as a single stapled security.

  (c)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

  (d)  Security trades on the Hong Kong exchange.

  (e)  144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (f)  Security is linked to the Dow Jones UBS Commodities Index Total Return. The index is currently comprised of futures contracts on nineteen physical commodities traded on U.S. exchanges, with the exception of aluminum, nickel, and zinc, which trade on the London Metal Exchange.

  (g)  Variable/Floating Rate Security - Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2011.

  (h)  Perpetual - Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at July 31, 2011.

  (i)  Security is subject to delayed delivery.

  (j)  Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

  (k)  A portion of this security has been physically segregated in connection with open futures and swap agreements.

  (l)  The market value and percentage of net assets, $126,403,630 and 22.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note 1A within the Notes to the Financial Statements.

  (m)  Securities have been designated as collateral in connection with securities purchased on a forward commitment basis, open foreign currency exchange, futures and swap agreements.

  (n)  The aggregate cost for federal income tax purposes is $529,533,419. The aggregate gross unrealized appreciation is $48,086,689 and the aggregate gross unrealized depreciation is $11,845,560 resulting in net unrealized appreciation of $36,241,129.

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2011 continued

Foreign Currency Exchange Contracts Open at July 31, 2011:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America NA	CAD	5,824,361		$6,005,580	08/18/11	$(88,216)
Bank of America NA	MYR	1,252,307		$417,784	08/18/11	(3,647)
Deutsche Bank AG London	EUR	1,314,519		$1,836,318	08/18/11	(51,863)
Deutsche Bank AG London	KRW	3,479,106,911		$3,280,784	08/18/11	(15,346)
JPMorgan Chase Bank	NOK	3,557,217		$635,789	08/18/11	(24,244)
JPMorgan Chase Bank	SEK	10,764,967		$1,636,818	08/18/11	(72,804)
JPMorgan Chase Bank		$14,759,127	CNY	95,321,821	08/18/11	46,358
Royal Bank of Scotland	MXN	20,469,198		$1,731,003	08/18/11	(10,376)
Royal Bank of Scotland		$395,796	CZK	6,866,631	08/18/11	12,291
Royal Bank of Scotland		$1,253,418	ILS	4,349,046	08/18/11	16,338
Royal Bank of Scotland		$649,422	THB	19,765,167	08/18/11	12,352
State Street Bank and Trust Co.		$121,285	NOK	678,539	08/18/11	4,617
State Street Bank and Trust Co.		$5,114,339	TWD	147,165,113	08/18/11	(10,182)
UBS AG	AUD	314,208		$331,546	08/18/11	(12,991)
UBS AG	BRL	647,459		$409,758	08/18/11	(6,006)
UBS AG	GBP	3,699,599		$5,883,325	08/18/11	(188,394)
UBS AG	JPY	596,121,250		$7,726,942	08/18/11	(18,062)
UBS AG	NZD	3,309,808		$2,702,872	08/18/11	(203,006)
UBS AG	SGD	3,966,617		$3,293,220	08/18/11	(1,152)
UBS AG		$9,748,144	CAD	9,454,491	08/18/11	143,711
UBS AG		$939,300	CHF	782,521	08/18/11	55,180
UBS AG		$9,270,949	HKD	72,255,082	08/18/11	842
UBS AG		$3,305,454	INR	147,390,203	08/18/11	20,210
UBS AG		$4,276,269	JPY	339,857,319	08/18/11	139,270
UBS AG		$5,108,741	KRW	5,426,248,830	08/18/11	32,124
UBS AG		$1,471,731	MXN	17,401,376	08/18/11	8,659
UBS AG		$2,944,734	RUB	82,909,275	08/18/11	49,984
UBS AG		$5,109,820	SGD	6,267,455	08/18/11	95,453
UBS AG		$685,795	TRY	1,139,592	08/18/11	(13,339)
UBS AG		$3,742,366	ZAR	25,895,301	08/18/11	123,390
Bank of America NA	PLN	1,600,000		$552,372	08/25/11	(21,279)
Bank of America NA		$1,434,195	SEK	9,400,000	08/25/11	58,103
Bank of America NA		$574,233	SGD	702,000	08/25/11	8,804
Bank of America NA		$444,547	THB	13,500,000	08/25/11	7,180
Goldman Sachs International		$829,014	CAD	795,000	08/25/11	2,634
UBS AG	EUR	456,227		$652,769	08/25/11	(2,458)
UBS AG	EUR	149,218		$214,262	08/25/11	(43)
UBS AG	EUR	1,203,573		$1,701,214	08/25/11	(27,342)
UBS AG	EUR	670,000		$946,576	08/25/11	(15,669)
UBS AG		$1,602,796	CHF	1,330,000	08/25/11	87,642
UBS AG		$1,797,912	CLP	843,850,000	08/25/11	40,814
UBS AG		$69,634	EUR	49,190	08/25/11	1,011
UBS AG		$1,903,635	EUR	1,328,000	08/25/11	3,621

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2011 continued

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
UBS AG		$2,229,621	GBP	1,396,000	08/25/11	$61,306
UBS AG		$12,614,099	JPY	996,274,124	08/25/11	331,040
UBS AG		$948,377	JPY	75,000,000	08/25/11	26,140
UBS AG		$948,767	JPY	75,000,000	08/25/11	25,750
UBS AG		$758,701	JPY	60,000,000	08/25/11	20,912
UBS AG		$138,704	JPY	10,943,750	08/25/11	3,494
UBS AG		$2,652,259	KRW	2,835,000,000	08/25/11	32,289
UBS AG		$2,121,122	MYR	6,434,000	08/25/11	42,935
UBS AG		$1,757,631	RUB	50,125,000	08/25/11	51,562
UBS AG		$864,699	TWD	24,960,000	08/25/11	1,034
UBS AG	ZAR	8,480,000		$1,237,414	08/25/11	(27,223)
Net Unrealized Appreciation						$753,408

Futures Contracts Open at July 31, 2011:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
99	Long	Hang Seng China ENT Index, August 2011	$7,838,069	$(126,809)
59	Long	KOSPI 200 Index, September 2011	7,782,818	(74,149)
4	Long	10 yr. Japan Government Bond, September 2011	7,369,228	44,684
75	Long	U.S. Dollar Index, September 2011	5,552,700	11,100
32	Long	German Euro Bobl, September 2011	5,495,163	136,563
170	Long	MSCI Taiwan Index, August 2011	5,093,200	(45,900)
34	Long	U.S. Treasury 5 yr. Note, September 2011	4,129,141	80,937
60	Long	E-mini MSCI Emerging Market Index, September 2011	3,442,500	32,270
78	Long	FTSE/JSE top 40, September 2011	3,235,197	(80,416)
48	Long	SGX MSCI Singapore Index, August 2011	2,907,665	1,595
52	Long	CAC 40 Index, August 2011	2,744,794	(116,935)

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2011 continued

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
81	Long	MEX BOLSA Index, September 2011	$2,492,047	$57,003
8	Long	DAX Index, September 2011	2,063,675	10,489
168	Long	SGX CNX Nifty Index, August 2011	1,844,808	(32,678)
13	Long	IBEX 35 Index, August 2011	1,793,157	16,593
15	Long	FTSE 100 Index, September 2011	1,424,246	12,680
20	Long	NIKKEI 225 Index, September 2011	1,275,573	35,944
8	Long	Hang Seng Index, August 2011	1,145,790	(9,649)
10	Long	TOPIX Index, September 2011	1,092,420	43,645
5	Long	UK Long Gilt Bond, September 2011	1,026,646	11,901
10	Long	BOVESPA Index, August 2011	381,075	(33,988)
2	Short	FTSE MIB Index, September 2011	(264,821)	26,367
126	Short	Euro Stoxx 50 Index, September 2011	(4,841,259)	90,062
23	Short	U.S. Treasury 2 yr. Note, September 2011	(5,058,203)	(13,191)
38	Short	German Euro Bund, September 2011	(7,117,939)	(277,408)
63	Short	U.S. Treasury 30 yr. Bond, September 2011	(8,071,875)	(275,133)
263	Short	S&P 500 E-Mini Index, September 2011	(16,942,460)	(57,471)
155	Short	U.S. Treasury 10 yr. Note, September 2011	(19,481,562)	(584,749)
		Net Unrealized Depreciation		$(1,116,643)

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2011 continued

Interest Rate Swap Agreements Open at July 31, 2011:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)		FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America NA		$16,350	3 Month LIBOR	Pay	0.80%	10/28/13	$(87,316)
Bank of America NA		6,855	3 Month LIBOR	Receive	2.10	10/28/17	44,576
Barclays Bank PLC	SEK	271,024	3 Month STIBOR	Receive	2.76	07/29/12	16,164
Barclays Bank PLC		317,510	3 Month STIBOR	Pay	2.89	07/29/13	(62,075)
			Net Unrealized Depreciation				$(88,651)

Zero Coupon Swap Agreements Open at July 31, 2011:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Bank PLC	$2,645	3 Month LIBOR	Receive	11/15/19	$(745,662)
Barclays Bank PLC	3,134	3 Month LIBOR	Pay	11/15/19	289,598
Goldman Sachs	2,162	3 Month LIBOR	Receive	11/15/24	(101,366)
JP Morgan Chase Bank	3,046	3 Month LIBOR	Receive	11/15/24	(66,782)
		Net Unrealized Depreciation			$(624,212)

  LIBOR  London Interbank Offered Rate.

  STIBOR  Stockholm Interbank Offered Rate.

Currency Abbreviations:

AUD  Australian Dollar.

BRL  Brazilian Real.

CAD  Canadian Dollar.

CHF  Swiss Franc.

CLP  Chilean Peso.

CNY  Chinese Yuan Renminbi.

CZK  Czech Koruna.

DKK  Danish Krone.

EUR  Euro.

GBP  British Pound.

HKD  Hong Kong Dollar.

ILS  Israeli Shekel.

INR  Indian Rupee.

JPY  Japanese Yen.

KRW  South Korean Won.

MXN  Mexican New Peso.

MYR  Malaysian Ringgit.

NOK  Norwegian Krone.

NZD  New Zealand Dollar.

PLN  Polish Zloty.

RUB  Russian Ruble.

SEK  Swedish Krona.

SGD  Singapore Dollar.

THB  Thai Baht.

TRY  Turkish Lira.

TWD  Taiwan Dollar.

USD  United States Dollar.

ZAR  South African Rand.

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2011

Assets:
Investments in securities, at value (cost $479,434,271)	$522,565,246
Investments in affiliates, at value (cost $43,051,585)	43,209,302
Total investments in securities, at value (cost $522,485,856)	565,774,548
Unrealized appreciation on open swap agreements	350,338
Unrealized appreciation on open foreign currency exchange contracts	1,567,050
Cash (including foreign currency valued at $1,013,161 with a cost of $860,804)	1,020,984
Due from broker	5,043,868
Receivable for:
Investments sold	2,755,084
Interest	1,987,469
Dividends	402,206
Foreign withholding taxes reclaimed	183,073
Shares of beneficial interest sold	61,460
Interest and dividends from affiliates	19,511
Prepaid expenses and other assets	52,683
Total Assets	579,218,274
Liabilities:
Unrealized depreciation on open swap agreements	1,063,201
Unrealized depreciation on open foreign currency exchange contracts	813,642
Payable for:
Investments purchased	11,141,782
Shares of beneficial interest redeemed	2,329,528
Variation margin	589,010
Transfer agent fee	253,832
Investment advisory fee	204,153
Distribution fee	166,775
Administration fee	38,886
Accrued expenses and other payables	383,398
Total Liabilities	16,984,207
Net Assets	$562,234,067
Composition of Net Assets:
Paid-in-capital	$490,885,035
Net unrealized appreciation	42,372,033
Accumulated undistributed net investment income	10,979,960
Accumulated undistributed net realized gain	17,997,039
Net Assets	$562,234,067
Class A Shares:
Net Assets	$457,332,799
Shares Outstanding (unlimited shares authorized, $.01 par value)	27,374,435
Net Asset Value Per Share	$16.71
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$17.64
Class B Shares:
Net Assets	$34,374,444
Shares Outstanding (unlimited shares authorized, $.01 par value)	2,051,521
Net Asset Value Per Share	$16.76
Class C Shares:
Net Assets	$43,410,922
Shares Outstanding (unlimited shares authorized, $.01 par value)	2,622,688
Net Asset Value Per Share	$16.55
Class I Shares:
Net Assets	$27,115,902
Shares Outstanding (unlimited shares authorized, $.01 par value)	1,618,271
Net Asset Value Per Share	$16.76

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Financial Statements continued

Statement of Operations

For the year ended July 31, 2011

Net Investment Income: Income
Dividends (net of $467,145 foreign withholding tax)	$7,769,874
Interest (net of $38,813 foreign withholding tax)	6,383,328
Interest and dividends from affiliates (Note 6)	283,250
Total Income	14,436,452
Expenses
Investment advisory fee (Note 4)	2,490,804
Distribution fee (Class A shares) (Note 5)	1,179,621
Distribution fee (Class B shares) (Note 5)	478,139
Distribution fee (Class C shares) (Note 5)	437,357
Transfer agent fees and expenses	608,897
Administration fee (Note 4)	474,439
Custodian fees	207,800
Shareholder reports and notices	180,437
Professional fees	153,926
Trustees' fees and expenses	27,875
Other	200,905
Total Expenses	6,440,200
Less: rebate from Morgan Stanley affiliates (Note 6)	(106,249)
Net Expenses	6,333,951
Net Investment Income	8,102,501
Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	26,443,090
Investments in affiliates (Note 6)	28,633
Futures contracts	6,745,081
Swap agreements	(1,606,071)
Foreign currency exchange contracts	11,564,428
Foreign currency translation	(2,943,600)
Net Realized Gain	40,231,561
Change in Unrealized Appreciation/Depreciation on:
Investments	27,850,504
Investments in affiliates (Note 6)	(137,258)
Futures contracts	(2,361,193)
Swap agreements	908,901
Foreign currency exchange contracts	(1,433,827)
Foreign currency translation	114,371
Net Change in Unrealized Appreciation/Depreciation	24,941,498
Net Gain	65,173,059
Net Increase	$73,275,560

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED JULY 31, 2011	FOR THE YEAR ENDED JULY 31, 2010^
Increase (Decrease) in Net Assets: Operations:
Net investment income	$8,102,501	$6,745,498
Net realized gain	40,231,561	122,393,285
Net change in unrealized appreciation/depreciation	24,941,498	(79,569,479)
Net Increase	73,275,560	49,569,304
Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(3,087,669)	(7,592,642)
Class B shares	(116,860)	(595,284)
Class C shares	(127,307)	(368,480)
Class I shares	(268,166)	(504,638)
Net realized gain
Class A shares	(67,021,038)	—
Class B shares	(7,180,925)	—
Class C shares	(6,220,483)	—
Class I shares	(4,887,059)	—
Total Dividends and Distributions	(88,909,507)	(9,061,044)
Net decrease from transactions in shares of beneficial interest	(7,101,105)	(70,662,343)
Net Decrease	(22,735,052)	(30,154,083)
Net Assets:
Beginning of period	584,969,119	615,123,202
End of Period (Including accumulated undistributed net investment income of $10,979,960 and dividends in excess of net investment income of ($2,419,594), respectively)	$562,234,067	$584,969,119

^  Beginning with the year ended July 31, 2011, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Notes to Financial Statements  ■  July 31, 2011

1. Organization and Accounting Policies

Morgan Stanley Global Strategist Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to maximize the total return on its investments. The Fund was organized as a Massachusetts business trust on August 5, 1988 and commenced operations on October 31, 1988. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) An equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other domestic exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other domestic securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one domestic exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) commodity-linked notes are marked-to-market daily based upon quotations from market makers; (7) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated

Morgan Stanley Global Strategist Fund

Notes to Financial Statements  ■  July 31, 2011 continued

fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (8) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees. The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (10) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and foreign currency exchange contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gains/losses on foreign currency exchange contracts and foreign currency translations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities held.

E. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The

Morgan Stanley Global Strategist Fund

Notes to Financial Statements  ■  July 31, 2011 continued

Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund recognizes the tax effects of a tax position taken or expected to be taken in a tax return only if it is more likely than not to be sustained based solely on its technical merits as of the reporting date. The more-likely-than-not threshold must continue to be met in each reporting period to support continued recognition of the benefit. The difference between the tax benefit recognized in the financial statements for a tax position taken and the tax benefit claimed in the income tax return is referred to as an unrecognized tax benefit. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in "other expenses" in the Statement of Operations. Each of the tax years in the four-year period ended July 31, 2011 remains subject to examination by taxing authorities.

F. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. When-Issued/Delayed Delivery Securities — The Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery. Payment and delivery for when-issued and delayed delivery securities can take place up to 120 days after the date of the transaction. When a Fund enters into a purchase transaction on a when-issued or delayed delivery basis, it establishes either a segregated account in which it maintains liquid assets in an amount at least equal in value to the Fund's commitments to purchase such securities or designates such assets as segregated on a Fund's records. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

H. Structured Investments — The Fund may invest a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency or market. Structured investments may come in various forms including notes, warrants and options to purchase securities. The Fund will typically use structured investments to gain exposure to a permitted underlying security, currency or market when direct access to a market is limited or inefficient from a tax or cost standpoint.

I. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Morgan Stanley Global Strategist Fund

Notes to Financial Statements  ■  July 31, 2011 continued

J. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, Fair Value Measurements and Disclosures ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Global Strategist Fund

Notes to Financial Statements  ■  July 31, 2011 continued

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund's investments carried at fair value:

		FAIR VALUE MEASUREMENTS AT JULY 31, 2011 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Assets:
Common Stocks
Aerospace & Defense	$3,891,014	$3,093,653	$797,361	—
Air Freight & Logistics	673,252	318,510	354,742	—
Airlines	138,113	—	138,113	—
Auto Components	2,943,553	1,844,341	1,099,212	—
Automobiles	5,758,828	1,340,473	4,418,355	—
Beverages	5,826,674	3,315,298	2,511,376	—
Biotechnology	1,538,847	1,257,493	281,354	—
Building Products	895,885	—	895,885	—
Capital Markets	6,038,900	3,391,890	2,647,010	—
Chemicals	8,333,335	3,316,221	5,017,114	—
Commercial Banks	22,430,622	8,509,141	13,921,481	—
Commercial Services & Supplies	1,569,147	774,507	794,640	—
Communications Equipment	2,954,151	2,176,178	777,973	—
Computers & Peripherals	8,261,093	7,811,503	449,590	—
Construction & Engineering	2,609,983	1,801,241	808,742	—
Construction Materials	382,155	—	382,155	—
Consumer Finance	250,324	250,324	—	—
Containers & Packaging	937,875	819,548	118,327	—
Distributors	1,016,499	949,757	66,742	—
Diversified Consumer Services	123,103	123,103	—	—
Diversified Financial Services	5,496,551	3,830,834	1,665,717	—
Diversified Telecommunication Services	5,075,217	1,319,466	3,755,751	—
Electric Utilities	4,063,892	418,756	3,645,136	—
Electrical Equipment	3,362,456	1,266,623	2,095,833	—
Electronic Equipment, Instruments & Components	3,229,392	1,590,647	1,638,745	—
Energy Equipment & Services	4,245,152	3,227,225	1,017,927	—
Food & Staples Retailing	7,616,947	4,526,721	3,090,226	—
Food Products	8,443,281	4,004,816	4,438,465	—
Gas Utilities	785,152	—	785,152	—

Morgan Stanley Global Strategist Fund

Notes to Financial Statements  ■  July 31, 2011 continued

		FAIR VALUE MEASUREMENTS AT JULY 31, 2011 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Health Care Equipment & Supplies	$4,091,018	$3,093,871	$997,147	—
Health Care Providers & Services	6,197,490	5,967,033	230,457	—
Health Care Technology	190,966	190,966	—	—
Hotels, Restaurants & Leisure	3,677,551	3,034,696	642,855	—
Household Durables	1,804,700	1,163,405	641,295	—
Household Products	5,167,508	4,360,664	806,844	—
Independent Power Producers & Energy Traders	695,299	624,121	71,178	—
Industrial Conglomerates	5,198,623	2,788,348	2,410,275	—
Information Technology Services	5,474,455	5,209,164	265,291	—
Insurance	12,298,438	6,661,688	5,636,750	—
Internet & Catalog Retail	419,953	278,368	141,585	—
Internet Software & Services	2,593,226	2,495,410	97,816	—
Leisure Equipment & Products	134,678	26,660	108,018	—
Life Sciences Tools & Services	684,096	588,907	95,189	—
Machinery	7,754,644	4,119,450	3,635,194	—
Marine	442,247	—	442,247	—
Media	6,975,575	5,274,509	1,701,066	—
Metals & Mining	16,165,335	7,741,695	8,423,640	—
Multi-Utilities	2,975,721	1,258,034	1,717,687	—
Multiline Retail	2,674,894	2,174,080	500,814	—
Office Electronics	913,764	54,114	859,650	—
Oil, Gas & Consumable Fuels	36,081,534	24,860,600	11,220,934	—
Paper & Forest Products	1,340,440	911,938	428,502	—
Personal Products	983,786	209,647	774,139	—
Pharmaceuticals	21,845,405	12,731,705	9,113,700	—
Professional Services	1,016,981	432,543	584,438	—
Real Estate Investment Trusts (REITs)	5,516,044	3,836,427	1,679,617	—
Real Estate Management & Development	2,547,915	527,722	2,020,193	—
Road & Rail	4,273,103	2,726,556	1,546,547	—
Semiconductors & Semiconductor Equipment	3,949,772	3,277,657	672,115	—
Software	7,900,801	6,692,856	1,207,945	—
Specialty Retail	3,864,420	2,945,722	918,698	—

Morgan Stanley Global Strategist Fund

Notes to Financial Statements  ■  July 31, 2011 continued

		FAIR VALUE MEASUREMENTS AT JULY 31, 2011 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Textiles, Apparel & Luxury Goods	$2,635,397	$1,117,075	$1,518,322	—
Tobacco	5,727,721	3,662,274	2,065,447	—
Trading Companies & Distributors	1,968,029	153,091	1,814,938	—
Transportation Infrastructure	567,826	111,392	456,434	—
Wireless Telecommunication Services	3,720,614	377,075	3,343,539	—
Total Common Stocks	309,361,362	182,957,732	126,403,630	—
Commodity Linked Security	22,347,589	—	22,347,589	—
Investment Company	6,299,867	6,299,867	—	—
Corporate Bonds	57,162,720	—	57,162,720	—
Sovereign	76,792,734	—	76,792,734	—
Municipal Bonds	605,429	—	605,429	—
Agency Fixed Rate Mortgages	20,380,404	—	20,380,404	—
Asset-Backed Securities	2,808,827	—	2,808,827	—
U.S. Treasury Securities	21,604,392	—	21,604,392	—
Commercial Mortgage Backed Securities	5,593,257	—	5,593,257	—
Short-Term Investments
U.S. Treasury Security	2,059,866	—	2,059,866	—
Investment Company	40,758,101	40,758,101	—	—
Total Short-Term Investments	42,817,967	40,758,101	2,059,866	—
Foreign Currency Exchange Contracts	1,567,050	—	1,567,050	—
Futures	611,833	611,833	—	—
Interest Rate Swaps	60,740	—	60,740	—
Zero Coupon Swaps	289,598	—	289,598	—
Total Assets	$568,303,769	$230,627,533	$337,676,236	—
Liabilities:
Foreign Currency Exchange Contracts	(813,642)	—	(813,642)	—
Futures	(1,728,476)	(1,728,476)	—	—
Interest Rate Swaps	(149,391)	—	(149,391)	—
Zero Coupon Swaps	(913,810)	—	(913,810)	—
Total Liabilities	$(3,605,319)	$(1,728,476)	$(1,876,843)	—
Total	$564,698,450	$228,899,057	$335,799,393	—

Morgan Stanley Global Strategist Fund

Notes to Financial Statements  ■  July 31, 2011 continued

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of July 31, 2011, securities with a total value of $125,861,412 transferred from Level 1 to Level 2. At July 31, 2011 the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

3. Derivatives

The Fund uses derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Exchange Contracts In connection with its investments in foreign securities, the Fund entered into contracts with banks, brokers or dealers to purchase or sell foreign currencies at a future date. A foreign currency exchange contract ("currency contracts") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the currency contract. Currency contracts are used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency.

Morgan Stanley Global Strategist Fund

Notes to Financial Statements  ■  July 31, 2011 continued

Hedging the Fund's currency risks involves the risk of mismatching the Fund's objectives under a currency contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or (loss). The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Swaps A swap agreement is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap agreement entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected.

Morgan Stanley Global Strategist Fund

Notes to Financial Statements  ■  July 31, 2011 continued

The Fund's use of swaps during the period included those based on the credit of an underlying security and commonly referred to as credit default swaps. Where a Fund is the buyer of a credit default swap agreement, it would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the agreement only in the event of a default by a third party on the debt obligation. If no default occurs, a Fund would have paid to the counterparty a periodic stream of payments over the term of the agreement and received no benefit from the agreement. When the Fund is the seller of a credit default swap agreement, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) broker" on the Statement of Assets and Liabilities.

FASB ASC 815, Derivatives and Hedging: Overall ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of July 31, 2011.

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Interest Rate Risk	Variation margin	$274,085	†	Variation margin	$(1,150,481)†
	Unrealized appreciation on open swap agreements	350,338		Unrealized depreciation on open swap agreements	(1,063,201)
Foreign Currency Risk	Unrealized appreciation on open foreign currency exchange contracts	1,567,050		Unrealized depreciation on open foreign currency exchange contracts	(813,642)
Equity Risk	Variation margin	337,748	†	Variation margin	(577,995)†
		$2,529,221			$(3,605,319)

†  Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Morgan Stanley Global Strategist Fund

Notes to Financial Statements  ■  July 31, 2011 continued

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the year ended July 31, 2011 in accordance with ASC 815.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS

PRIMARY RISK EXPOSURE	FUTURES	FOREIGN CURRENCY EXCHANGE	SWAPS
Interest Rate Risk	$(611,773)	—	$(557,190)
Credit Risk	—	—	(52,790)
Foreign Currency Risk	—	$11,564,428	—
Equity Risk	7,356,854	—	(996,091)
Total	$6,745,081	$11,564,428	$(1,606,071)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS

PRIMARY RISK EXPOSURE	FUTURES	FOREIGN CURRENCY EXCHANGE	SWAPS
Interest Rate Risk	$(542,413)	—	$857,253
Credit Risk	—	—	51,648
Foreign Currency Risk	—	$(1,433,827)	—
Equity Risk	(1,818,780)	—	—
Total	$(2,361,193)	$(1,433,827)	$908,901

For year ended July 31, 2011, the Fund's the average monthly original value of futures contracts was $172,441,639, the average monthly notional value of swap agreements was $136,492,866 and the average monthly principal amount of foreign currency exchange contracts was $169,117,294.

4. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.42% to the portion of the daily net assets not exceeding $1.5 billion and 0.395% to the portion of the daily net assets exceeding $1.5 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

Morgan Stanley Global Strategist Fund

Notes to Financial Statements  ■  July 31, 2011 continued

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.00% of the average daily net assets of Class B shares; and (iii) Class C — up to 1.00% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $11,850,182 at July 31, 2011.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.00% of the average daily net assets of Class A shares or Class C shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Smith Barney Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year ended July 31, 2011, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.00%, respectively.

The Distributor has informed the Fund that for the year ended July 31, 2011, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $1,092, $25,621 and $4,271, respectively, and received $132,076 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

6. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/maturities/prepayments of investment securities, excluding short-term investments, for the year ended July 31, 2011 aggregated $619,871,158 and $621,609,056, respectively. Included in the aforementioned are purchases and sales/maturities/prepayments of U.S. Government securities of $147,853,100 and $153,710,295, respectively.

Morgan Stanley Global Strategist Fund

Notes to Financial Statements  ■  July 31, 2011 continued

The Fund invests in Morgan Stanley Institutional Fund, Inc. – Emerging Markets Portfolio, an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Morgan Stanley Institutional Fund, Inc. – Emerging Markets Portfolio. For the year ended July 31, 2011, advisory fees paid were reduced by $2,376 relating to the Fund's investment in the Morgan Stanley Institutional Fund, Inc. – Emerging Markets Portfolio.

A summary of the Fund's transactions in shares of the Morgan Stanley Institutional Fund, Inc. – Emerging Markets Portfolio during the year ended July 31, 2011 is as follows:

VALUE JULY 31, 2010	PURCHASES AT COST	SALES PROCEEDS	REALIZED LOSS	INCOME	VALUE JULY 31, 2011
$—	$1,300,000	$1,211,752	$(88,248)	$—	$—

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the year ended July 31, 2011, advisory fees paid were reduced by $103,873 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the year ended July 31, 2011 is as follows:

VALUE JULY 31, 2010	PURCHASES AT COST	SALES PROCEEDS	DIVIDEND INCOME	VALUE JULY 31, 2011
$115,269,385	$242,548,680	$317,059,964	$174,294	$40,758,101

The Fund had the following transactions with Citigroup, Inc., and its affiliated broker/dealers which may be deemed to be affiliates of the Adviser, Administrator and Distributor under Section 17 of the Act, for the year ended July 31, 2011:

PURCHASES	SALES	REALIZED GAIN	DIVIDEND/ INTEREST INCOME	VALUE
$1,588,668	$2,187,491	$116,881	$108,956	$2,451,201

For the year ended July 31, 2011, the Fund incurred brokerage commissions of $545 with Citigroup, Inc., and its affiliated broker/dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under Section 17 of the Act, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Global Strategist Fund

Notes to Financial Statements  ■  July 31, 2011 continued

Morgan Stanley Services Company Inc., an affiliate of the Adviser and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. At July 31, 2011, the Fund had an accrued pension liability of $67,531, which is included in "accrued expenses and other payables" in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

7. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may invest in mortgage securities, including securities issued by Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities held by the Fund are not backed by subprime mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

Morgan Stanley Global Strategist Fund

Notes to Financial Statements  ■  July 31, 2011 continued

The Fund may invest in structured investments, which involve risks including counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to counterparty risk because the Fund is relying on the creditworthiness of such counterparty and has no rights with respect to the issuer of the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Fund's illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified buyers for these securities.

8. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED JULY 31, 2011		FOR THE YEAR ENDED JULY 31, 2010
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	1,186,337	$20,370,023	2,666,468	$45,553,257
Conversion from Class B	1,064,787	17,997,024	213,970	3,668,628
Reinvestment of dividends and distributions	4,315,526	68,314,776	433,251	7,428,957
Redeemed	(5,728,042)	(97,173,000)	(4,994,013)	(85,274,484)
Net increase (decrease) — Class A	838,608	9,508,823	(1,680,324)	(28,623,642)
CLASS B SHARES
Sold	170,638	2,924,036	348,022	5,974,962
Conversion to Class A	(1,059,825)	(17,997,024)	(212,961)	(3,668,628)
Reinvestment of dividends and distributions	439,740	7,013,859	33,064	570,595
Redeemed	(804,055)	(13,970,971)	(2,389,608)	(41,014,879)
Net decrease — Class B	(1,253,502)	(22,030,100)	(2,221,483)	(38,137,950)
CLASS C SHARES
Sold	272,489	4,663,812	360,587	6,110,412
Reinvestment of dividends and distributions	395,595	6,234,588	21,119	361,046
Redeemed	(448,643)	(7,564,471)	(467,106)	(7,919,714)
Net increase (decrease) — Class C	219,441	3,333,929	(85,400)	(1,448,256)
CLASS I SHARES
Sold	508,455	8,796,516	99,690	1,697,831
Reinvestment of dividends and distributions	273,430	4,336,592	29,110	499,590
Redeemed	(675,080)	(11,046,865)	(272,343)	(4,649,916)
Net increase (decrease) — Class I	106,805	2,086,243	(143,543)	(2,452,495)
Net decrease in Fund	(88,648)	$(7,101,105)	(4,130,750)	$(70,662,343)

Morgan Stanley Global Strategist Fund

Notes to Financial Statements  ■  July 31, 2011 continued

9. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED JULY 31, 2011	FOR THE YEAR ENDED JULY 31, 2010
Ordinary income	$9,018,539	$9,061,044
Long-term capital gains	79,890,968	—
Total distributions	$88,909,507	$9,061,044

As of July 31, 2011, the tax-basis components of accumulated earnings were as follows:

Undistributed ordinary income	$26,409,119
Undistributed long-term gains	9,472,663
Net accumulated earnings	35,881,782
Temporary differences	(75,267)
Net unrealized appreciation	35,542,517
Total accumulated earnings	$71,349,032

As of July 31, 2011, the Fund had temporary book/tax differences primarily attributable to mark-to-market of open futures and forward foreign currency exchange contracts and passive foreign investment companies ("PFICs"), capital loss deferrals on straddles and wash sales and book amortization of premiums on debt securities.

Permanent differences, primarily due to foreign currency gains, losses on paydowns and swaps and tax adjustments on debt securities and PFICs sold by the Fund, resulted in the following reclassifications among the Fund's components of net assets at July 31, 2011:

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN	PAID-IN-CAPITAL
$8,897,055	($8,897,055)	$—

Morgan Stanley Global Strategist Fund

Notes to Financial Statements  ■  July 31, 2011 continued

10. Expense Offset

The Fund has entered into an arrangement with State Street ("Custodian"), whereby credits realized on uninvested cash balances were used to offset a portion of the Fund's expenses. If applicable, these custodian credits are shown as "expense offset" in the Statement of Operations.

11. Accounting Pronouncement

In May 2011, FASB issued Accounting Standards Update ("ASU") 2011-04. The amendments in this update are the results of the work of FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements, which are effective during interim and annual periods beginning after December 15, 2011. Consequently, these amendments improve the comparability of fair value measurements presented and disclosed in the financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards. At this time, the Fund's management is evaluating the implications of ASU 2011-04.

Morgan Stanley Global Strategist Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED JULY 31,
	2011		2010^		2009^		2008^		2007^
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$17.33		$16.23		$18.07		$20.57		$19.74
Income (loss) from investment operations:
Net investment income(1)	0.25		0.21		0.25		0.45		0.50
Net realized and unrealized gain (loss)	1.87		1.17		(1.74)		(1.23)		2.07
Total income (loss) from investment operations	2.12		1.38		(1.49)		(0.78)		2.57
Less dividends and distributions from:
Net investment income	(0.12)		(0.28)		(0.30)		(0.49)		(0.51)
Net realized gain	(2.62)		—		(0.05)		(1.23)		(1.23)
Total dividends and distributions	(2.74)		(0.28)		(0.35)		(1.72)		(1.74)
Net asset value, end of period	$16.71		$17.33		$16.23		$18.07		$20.57
Total Return(2)	13.13%		8.52%		(8.06)%		(4.27)%		13.30%
Ratios to Average Net Assets(3):
Total expenses	0.96	%(4)	0.91	%(4)	0.95	%(4)	0.90	%(4)	0.92	%(4)
Net investment income	1.47	%(4)	1.24	%(4)	1.64	%(4)	2.30	%(4)	2.44	%(4)
Rebate from Morgan Stanley affiliate	0.02%		0.03%		0.02%		0.02%		0.00	%(5)
Supplemental Data:
Net assets, end of period, in thousands	$457,333		$459,742		$457,914		$504,350		$553,395
Portfolio turnover rate	123%		173%		83%		42%		42%

  ^  Beginning with the year ended July 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Financial Highlights continued

	FOR THE YEAR ENDED JULY 31,
	2011		2010^		2009^		2008^		2007^
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$17.42		$16.30		$18.14		$20.63		$19.79
Income (loss) from investment operations:
Net investment income(1)	0.12		0.08		0.14		0.30		0.35
Net realized and unrealized gain (loss)	1.88		1.18		(1.75)		(1.23)		2.07
Total income (loss) from investment operations	2.00		1.26		(1.61)		(0.93)		2.42
Less dividends and distributions from:
Net investment income	(0.04)		(0.14)		(0.18)		(0.33)		(0.35)
Net realized gain	(2.62)		—		(0.05)		(1.23)		(1.23)
Total dividends and distributions	(2.66)		(0.14)		(0.23)		(1.56)		(1.58)
Net asset value, end of period	$16.76		$17.42		$16.30		$18.14		$20.63
Total Return(2)	12.28%		7.74%		(8.77)%		(5.02)%		12.50%
Ratios to Average Net Assets(3):
Total expenses	1.71	%(4)	1.66	%(4)	1.70	%(4)	1.66	%(4)	1.67	%(4)
Net investment income	0.72	%(4)	0.49	%(4)	0.89	%(4)	1.54	%(4)	1.69	%(4)
Rebate from Morgan Stanley affiliate	0.02%		0.03%		0.02%		0.02%		0.00	%(5)
Supplemental Data:
Net assets, end of period, in thousands	$34,374		$57,559		$90,105		$175,410		$276,329
Portfolio turnover rate	123%		173%		83%		42%		42%

  ^  Beginning with the year ended July 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Financial Highlights continued

	FOR THE YEAR ENDED JULY 31,
	2011		2010^		2009^		2008^		2007^
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$17.24		$16.15		$17.99		$20.48		$19.66
Income (loss) from investment operations:
Net investment income(1)	0.12		0.08		0.14		0.30		0.35
Net realized and unrealized gain (loss)	1.86		1.16		(1.74)		(1.22)		2.06
Total income (loss) from investment operations	1.98		1.24		(1.60)		(0.92)		2.41
Less dividends and distributions from:
Net investment income	(0.05)		(0.15)		(0.19)		(0.34)		(0.36)
Net realized gain	(2.62)		—		(0.05)		(1.23)		(1.23)
Total dividends and distributions	(2.67)		(0.15)		(0.24)		(1.57)		(1.59)
Net asset value, end of period	$16.55		$17.24		$16.15		$17.99		$20.48
Total Return(2)	12.23%		7.76%		(8.78)%		(4.94)%		12.47%
Ratios to Average Net Assets(3):
Total expenses	1.71	%(4)	1.66	%(4)	1.70	%(4)	1.64	%(4)(5)	1.64	%(4)
Net investment income	0.72	%(4)	0.49	%(4)	0.89	%(4)	1.56	%(4)(5)	1.72	%(4)
Rebate from Morgan Stanley affiliate	0.02%		0.03%		0.02%		0.02%		0.00	%(6)
Supplemental Data:
Net assets, end of period, in thousands	$43,411		$41,439		$40,203		$44,664		$48,192
Portfolio turnover rate	123%		173%		83%		42%		42%

  ^  Beginning with the year ended July 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios would have been 1.65% and 1.55%, respectively.

  (6)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Financial Highlights continued

	FOR THE YEAR ENDED JULY 31,
	2011		2010^		2009^		2008^		2007^
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$17.35		$16.25		$18.10		$20.59		$19.76
Income (loss) from investment operations:
Net investment income(1)	0.30		0.25		0.29		0.51		0.55
Net realized and unrealized gain (loss)	1.87		1.17		(1.75)		(1.23)		2.07
Total income (loss) from investment operations	2.17		1.42		(1.46)		(0.72)		2.62
Less dividends and distributions from:
Net investment income	(0.14)		(0.32)		(0.34)		(0.54)		(0.56)
Net realized gain	(2.62)		—		(0.05)		(1.23)		(1.23)
Total dividends and distributions	(2.76)		(0.32)		(0.39)		(1.77)		(1.79)
Net asset value, end of period	$16.76		$17.35		$16.25		$18.10		$20.59
Total Return(2)	13.38%		8.84%		(7.86)%		(4.02)%		13.62%
Ratios to Average Net Assets(3):
Total expenses	0.71	%(4)	0.66	%(4)	0.70	%(4)	0.66	%(4)	0.67	%(4)
Net investment income	1.72	%(4)	1.49	%(4)	1.89	%(4)	2.54	%(4)	2.69	%(4)
Rebate from Morgan Stanley affiliate	0.02%		0.03%		0.02%		0.02%		0.00	%(5)
Supplemental Data:
Net assets, end of period, in thousands	$27,116		$26,228		$26,901		$27,823		$66,753
Portfolio turnover rate	123%		173%		83%		42%		42%

  ^  Beginning with the year ended July 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Global Strategist Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Global Strategist Fund (the "Fund"), including the portfolio of investments, as of July 31, 2011, and the related statements of operations and changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended July 31, 2010 and the financial highlights four years ended July 31, 2010 were audited by another independent registered public accounting firm whose report, dated September 29, 2010, expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund was not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Global Strategist Fund as of July 31, 2011, the results of its operations and changes in net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 22, 2011

Morgan Stanley Global Strategist Fund

Change in Independent Registered Public Accounting Firm (unaudited)

On June 7, 2011, Deloitte & Touche LLP were dismissed as Independent Registered Public Accounting Firm of the Fund.

The reports of Deloitte & Touche LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years, there have been no disagreements with Deloitte & Touche LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Deloitte & Touche LLP, would have caused them to make reference thereto in their reports on the financial statements for such years.

On June 7, 2011, the Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Ernst & Young LLP as its new Independent Registered Public Accounting Firm.

Morgan Stanley Global Strategist Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our privacy policy ("Policy") annually.

This Policy applies to current and former individual clients of Morgan Stanley Distribution, Inc., as well as current and former individual investors in Morgan Stanley mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Morgan Stanley companies ("affiliated companies"). It also discloses how you may limit our affiliates' use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as "personal information."

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources.

For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

Morgan Stanley Global Strategist Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

a. Information We Disclose to Our Affiliated Companies.  In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

Morgan Stanley Global Strategist Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

3. How Do We Protect The Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit Our Sharing of Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?

We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies — such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Personal Information About You by our Affiliated Companies for Marketing?

You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

Morgan Stanley Global Strategist Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of certain personal information about you with our affiliated companies for "eligibility purposes" and for our affiliated companies' use in marketing products and services to you as described in this notice, you may do so by:

•  Calling us at (800) 869-6397
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:
Morgan Stanley Privacy Department
Harborside Financial Center
201 Plaza Two, 3rd Floor
Jersey City, NJ 07311

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Morgan Stanley or our affiliated companies' products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

7. What if an affiliated company becomes a nonaffiliated third party?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

Morgan Stanley Global Strategist Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

Special Notice to Residents of Vermont
This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Morgan Stanley Privacy Department
Harborside Financial Center
201 Plaza Two, 3rd Floor
Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Special Notice to Residents of California
The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

Morgan Stanley Global Strategist Fund

Trustee and Officer Information (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Frank L. Bowman (66) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Strategic Decisions, LLC (consulting) (since February 2009); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee (since February 2007); served as President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) February 2005 through November 2008; retired as Admiral, U.S. Navy after serving 38 years on active duty including 8 years as Director of the Naval Nuclear Propulsion Program in the Department of the Navy and the U.S. Department of Energy (1996-2004); served as Chief of Naval Personnel (July 1994-September 1996); and on the joint staff as Director of Political — Military Affairs (June 1992 to July 1994); Knighted as Honorary Knight Commander of the Most Excellent Order of the British Empire; Awarded the Officer de l'Orde National du Mérite by the French Government; elected to the National Academy of Engineering (2009).	102	Director of BP p.l.c.; Director of Naval and Nuclear Technologies LLP; Director of the Armed Services YMCA of the USA and the Naval Submarine League; Director of the American Shipbuilding Suppliers Association; member of the National Security Advisory Council of the Center for U.S. Global Engagement and a member of the CNA military Advisory Board.

Michael Bozic (70) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Compliance and Insurance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	104	Director of various business organizations.

Morgan Stanley Global Strategist Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Kathleen A. Dennis (57) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	102	Director of various non-profit organizations.

Dr. Manuel H. Johnson (62) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006), Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	104	Director of NVR, Inc. (home construction); Director of Evergreen Energy; Director of Greenwich Capital Holdings.

Joseph J. Kearns (69) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003 and since August 1994 for certain predecessor Funds); CFO of the J. Paul Getty Trust.	105	Director of Electro Rent Corporation (equipment leasing) and The Ford Family Foundation.

Morgan Stanley Global Strategist Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Michael F. Klein (52) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	102	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Michael E. Nugent (75) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006).	104	None.

Morgan Stanley Global Strategist Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
W. Allen Reed (64) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	102	Director of Temple-Inland Industries (packaging and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation; formerly, Director of iShares, Inc. (2001-2006).

Fergus Reid (79) c/o Joe Pietryka, Inc. 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman, Joe Pietryka, Inc.; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since June 1992).	105	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee***
James F. Higgins (63) c/o Morgan Stanley Services Company Inc. Harborside Financial Center 201 Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	103	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

  *  This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Management Inc. (the "Adviser") (the "Retail Funds") or Morgan Stanley AIP GP LP (the "Institutional Funds").

  **  The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Adviser (as of December 31, 2010) and any funds that have an adviser that is an affiliated person of the Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

  ***  This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

Morgan Stanley Global Strategist Fund

Trustee and Officer Information (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Arthur Lev (49) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer – Equity and Fixed Income Funds	Since June 2011	President and Principal Executive Officer (since June 2011) of the Equity and Fixed Income Funds in the Fund Complex; Head of the Long Only Business of Morgan Stanley Investment Management (since February 2011); Managing Director of the Adviser and various entities affiliated with the Adviser (since December 2006). Formerly, Chief Strategy Officer of Morgan Stanley Investment Management's Traditional Asset Management business (November 2010-February 2011); General Counsel of Morgan Stanley Investment Management (December 2006-October 2010); Partner and General Counsel of FrontPoint Partners LLC (July 2002 to December 2006); Managing Director and General Counsel of Morgan Stanley Investment Management (May 2000 to June 2002).

Mary Ann Picciotto (38) c/o Morgan Stanley Services Company Inc. Harborside Financial Center 201 Plaza Two Jersey City, NJ 07311	Chief Compliance Officer	Since May 2010	Executive Director of the Adviser and various entities affiliated with the Adviser; Chief Compliance Officer of the Retail Funds and Institutional Funds (since May 2010); Chief Compliance Officer of the Adviser and Morgan Stanley Investment Management Inc. (since April 2007).

Stefanie V. Chang Yu (44) 522 Fifth Avenue New York, NY 10036	Vice President	Since December 1997	Managing Director of the Adviser and various entities affiliated with the Adviser; Vice President of the Retail Funds (since July 2002) and Institutional Funds (since December 1997). Formerly, Secretary of the Adviser and various entities affiliated with the Adviser.

Francis J. Smith (46) c/o Morgan Stanley Services Company Inc. Harborside Financial Center 201 Plaza Two Jersey City, NJ 07311	Treasurer and Principal Financial Officer	Treasurer since July 2003 and Principal Financial Officer since September 2002	Executive Director of the Adviser and various entities affiliated with the Adviser; Treasurer and Principal Financial Officer of the Retail Funds (since July 2003) and Institutional Funds (since March 2010).

Mary E. Mullin (44) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Adviser and various entities affiliated with the Adviser; Secretary of the Retail Funds (since July 2003) and Institutional Funds (since June 1999).

  *  This is the earliest date the Officer began serving the Retail Funds or Institutional Funds.

Morgan Stanley Global Strategist Fund

2011 Federal Tax Notice (unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended July 31, 2011. For corporate shareholders, 8.18% of the dividends qualified for the dividend received deduction. The Fund designated and paid $79,890,968 as a long-term capital gain distribution.

For Federal income tax purposes, the following information is furnished with respect to the Fund's earnings for its taxable year ended July 31, 2011. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designated up to a maximum of $7,755,372 as taxable at this lower rate.

In January, the Fund provides tax information to shareholders for the preceding calendar year.

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Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Services Company, Inc.
P.O. Box 219886
Kansas City, Missouri 64121

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distribution Inc., member FINRA.

© 2011 Morgan Stanley

INVESTMENT MANAGEMENT

Morgan Stanley
Global Strategist Fund

Annual Report

July 31, 2011

SRTANN
IU11-01976P-Y07/11

Item 2.  Code of Ethics.

(a)                                  The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)                                 No information need be disclosed pursuant to this paragraph.

(c)                                  Not applicable.

(d)                                 Not applicable.

(e)                                  Not applicable.

(f)

(1)                                  The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)                                  Not applicable.

(3)                                  Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2011

	Registrant			Covered Entities(1)
Audit Fees		$42,075		N/A

Non-Audit Fees
Audit-Related Fees		$—	(2)	$6,501,000	(2)
Tax Fees		$5,254	(3)	$1,350,000	(4)
All Other Fees	$			$
Total Non-Audit Fees		$5,254		$7,851,000

Total		$47,329		$7,851,000

2010

	Registrant			Covered Entities(1)
Audit Fees		$46,750		N/A

Non-Audit Fees
Audit-Related Fees		$—	(2)	$6,909,000	(2)
Tax Fees		$6,113	(3)	$1,013,000	(4)
All Other Fees	$				$(5)
Total Non-Audit Fees		$6,113		$7,922,000

Total		$52,863		$7,922,000

N/A- Not applicable, as not required by Item 4.

(1)   Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)   Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)   Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4)   Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.

(5)   All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.              Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

(1)                                  This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.              Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.              Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.              Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.              Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.              All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.              Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.              Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered.  The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.              Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.       Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)                  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)                                    Not applicable.

(g)                                 See table above.

(h)                                 The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a)          The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:

Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Strategist Fund

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
September 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
September 20, 2011

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2011